Schedule of Investments (unaudited)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$30	$22,930
5.40%, 10/01/48	44	42,907
		65,837
Aerospace & Defense — 1.2%
Airbus SE, 3.95%, 04/10/47(a)	30	24,954
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	85	78,816
BAE Systems PLC
3.00%, 09/15/50(a)	50	34,031
5.80%, 10/11/41(a)	75	78,549
Boeing Co. (The)
3.25%, 02/01/35	15	12,176
3.38%, 06/15/46	75	50,713
3.50%, 03/01/39	45	34,131
3.55%, 03/01/38	55	42,770
3.63%, 03/01/48	75	51,864
3.65%, 03/01/47	30	20,923
3.75%, 02/01/50	150	106,023
3.83%, 03/01/59	70	46,674
3.85%, 11/01/48	75	53,416
3.90%, 05/01/49	130	93,286
3.95%, 08/01/59	115	78,044
5.71%, 05/01/40	330	320,554
5.81%, 05/01/50	585	559,717
5.88%, 02/15/40	65	63,878
5.93%, 05/01/60	345	326,953
6.63%, 02/15/38	50	52,876
6.86%, 05/01/54(a)	175	190,518
6.88%, 03/15/39	65	69,718
7.01%, 05/01/64(a)	105	114,557
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	190,984
General Dynamics Corp.
2.85%, 06/01/41	15	11,200
3.60%, 11/15/42	41	34,084
4.25%, 04/01/40	115	104,570
4.25%, 04/01/50	110	95,486
General Electric Co.
4.50%, 03/11/44	50	45,523
5.88%, 01/14/38	60	63,807
6.88%, 01/10/39	130	152,162
Howmet Aerospace Inc., 5.95%, 02/01/37	80	85,587
L3Harris Technologies Inc.
4.85%, 04/27/35	60	58,510
5.05%, 04/27/45	40	38,466
5.50%, 08/15/54	70	70,964
5.60%, 07/31/53	55	56,328
6.15%, 12/15/40	50	54,027
Lockheed Martin Corp.
2.80%, 06/15/50	140	92,822
3.60%, 03/01/35	25	22,532
3.80%, 03/01/45	125	103,378
4.07%, 12/15/42	160	139,616
4.09%, 09/15/52	127	106,191
4.15%, 06/15/53	100	84,084
4.30%, 06/15/62	60	50,477
4.50%, 05/15/36	95	91,793
4.70%, 05/15/46	147	137,253
5.20%, 02/15/55	35	34,892
Security	Par (000)	Value
Aerospace & Defense (continued)
5.20%, 02/15/64	$10	$9,830
5.70%, 11/15/54	125	133,884
5.72%, 06/01/40	70	74,319
5.90%, 11/15/63	95	104,347
Series B, 6.15%, 09/01/36	50	55,404
Northrop Grumman Corp.
3.85%, 04/15/45	70	57,293
4.03%, 10/15/47	248	205,566
4.75%, 06/01/43	98	91,616
4.95%, 03/15/53	115	108,710
5.05%, 11/15/40	30	29,343
5.15%, 05/01/40	55	54,555
5.20%, 06/01/54	125	122,792
5.25%, 05/01/50	115	113,314
RTX Corp.
2.82%, 09/01/51	90	57,931
3.03%, 03/15/52	120	80,231
3.13%, 07/01/50	130	89,598
3.75%, 11/01/46	125	98,904
4.05%, 05/04/47	75	61,824
4.15%, 05/15/45	104	88,018
4.35%, 04/15/47	115	99,423
4.45%, 11/16/38	110	101,591
4.50%, 06/01/42	395	357,913
4.63%, 11/16/48	180	162,017
4.70%, 12/15/41	55	50,956
4.80%, 12/15/43	65	60,360
4.88%, 10/15/40	46	43,951
5.38%, 02/27/53	150	149,618
5.40%, 05/01/35	15	15,476
5.70%, 04/15/40	10	10,506
6.05%, 06/01/36	65	70,393
6.13%, 07/15/38	40	43,486
6.40%, 03/15/54	175	199,956
		7,433,002
Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41	165	125,541
3.70%, 02/04/51	140	101,564
3.88%, 09/16/46	130	99,823
4.00%, 02/04/61(b)	110	82,558
4.25%, 08/09/42	108	90,561
4.45%, 05/06/50	65	53,287
4.50%, 05/02/43	80	68,754
5.38%, 01/31/44	200	197,704
5.80%, 02/14/39	225	231,845
5.95%, 02/14/49	165	169,919
Archer-Daniels-Midland Co.
2.70%, 09/15/51	125	80,025
3.75%, 09/15/47	55	43,318
4.02%, 04/16/43	25	21,541
4.50%, 03/15/49	70	62,496
4.54%, 03/26/42	12	11,059
5.38%, 09/15/35	45	46,894
BAT Capital Corp.
4.39%, 08/15/37	270	240,836
4.54%, 08/15/47	217	180,590
4.76%, 09/06/49	115	97,760
5.28%, 04/02/50	50	46,327
5.65%, 03/16/52	70	67,365
7.08%, 08/02/43	85	95,669

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
7.08%, 08/02/53	$120	$137,478
Cargill Inc.
3.13%, 05/25/51(a)(b)	95	66,789
3.88%, 05/23/49(a)	50	40,397
4.38%, 04/22/52(a)	60	52,568
4.76%, 11/23/45(a)	55	50,998
Philip Morris International Inc.
3.88%, 08/21/42	94	77,773
4.13%, 03/04/43	105	89,530
4.25%, 11/10/44	140	120,359
4.38%, 11/15/41	92	81,831
4.50%, 03/20/42	80	72,211
4.88%, 11/15/43	90	84,745
6.38%, 05/16/38	90	100,097
Reynolds American Inc.
5.70%, 08/15/35	80	82,247
5.85%, 08/15/45	260	257,722
6.15%, 09/15/43	70	72,143
7.25%, 06/15/37	56	63,340
		3,665,664
Airlines — 0.0%
British Airways Pass-Through Trust, Class A, 2.90%, 09/15/36(a)(b)	110	97,307
United Airlines Pass-Through Trust
5.80%, 07/15/37	93	95,559
Series AA, 5.45%, 08/15/38	5	5,103
		197,969
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	110	88,572
3.38%, 11/01/46	60	45,836
3.38%, 03/27/50	165	122,968
3.63%, 05/01/43	55	45,304
3.88%, 11/01/45	115	95,711
VF Corp., 6.45%, 11/01/37	35	35,122
		433,513
Auto Manufacturers — 0.2%
Cummins Inc.
2.60%, 09/01/50	40	25,410
4.88%, 10/01/43	51	48,845
5.45%, 02/20/54	135	138,775
Ford Motor Co.
4.75%, 01/15/43	215	179,332
5.29%, 12/08/46(b)	145	131,300
7.40%, 11/01/46	50	55,452
General Motors Co.
5.00%, 04/01/35	80	77,313
5.15%, 04/01/38	105	99,914
5.20%, 04/01/45	160	146,259
5.40%, 04/01/48	90	83,870
5.95%, 04/01/49	100	100,106
6.25%, 10/02/43	148	152,521
6.60%, 04/01/36	133	143,964
6.75%, 04/01/46	70	76,354
		1,459,415
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	175	107,425
4.40%, 10/01/46	20	15,792
5.40%, 03/15/49(b)	50	45,096
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	$100	$74,512
BorgWarner Inc., 4.38%, 03/15/45	61	51,600
Lear Corp.
3.55%, 01/15/52(b)	15	10,474
5.25%, 05/15/49	85	77,235
		382,134
Banks — 3.5%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	569	413,940
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	155	102,138
2.97%, 07/21/52, (1-day SOFR + 1.560%)(c)	235	159,874
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	325	255,322
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(c)	115	94,157
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	158	140,549
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	605	504,067
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	256	235,948
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	271	235,013
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(c)	205	182,119
4.88%, 04/01/44	20	19,285
5.00%, 01/21/44	240	235,303
5.88%, 02/07/42	185	200,871
6.11%, 01/29/37	225	240,904
7.75%, 05/14/38	180	218,556
Series L, 4.75%, 04/21/45	60	56,020
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(c)	150	112,966
Bank of America NA, 6.00%, 10/15/36	85	90,900
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	200	151,496
4.95%, 01/10/47	230	215,951
5.25%, 08/17/45	205	201,714
BNP Paribas SA, 2.82%, 01/26/41(a)	115	81,932
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(c)	150	110,057
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	120	104,351
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	95	81,711
4.65%, 07/30/45	132	120,426
4.65%, 07/23/48	250	225,724
4.75%, 05/18/46	210	191,060
5.30%, 05/06/44	105	104,002
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	117	116,997
5.88%, 01/30/42	120	128,566
6.68%, 09/13/43	105	120,760
8.13%, 07/15/39	196	249,895
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	153,810
3.74%, 09/12/39(a)	200	166,139
3.90%, 07/12/47(a)	210	174,120
Cooperatieve Rabobank UA
5.25%, 05/24/41	255	260,451
5.25%, 08/04/45	250	247,579
5.75%, 12/01/43	35	36,537
Fifth Third Bancorp, 8.25%, 03/01/38	107	131,108

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	$160	$117,834
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	245	188,735
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	225	177,246
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	270	238,514
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	166	151,794
4.75%, 10/21/45	205	190,788
4.80%, 07/08/44	211	198,000
5.15%, 05/22/45	220	212,699
5.56%, 11/19/45, (1-day SOFR + 1.580%)(c)	200	203,726
6.25%, 02/01/41	286	314,775
6.45%, 05/01/36	105	115,138
6.75%, 10/01/37	518	574,487
HSBC Holdings PLC
5.25%, 03/14/44	205	196,857
6.10%, 01/14/42	150	166,191
6.33%, 03/09/44, (1-day SOFR + 2.650%)(c)	345	377,721
6.50%, 05/02/36	220	238,267
6.50%, 09/15/37	230	245,953
6.80%, 06/01/38	100	108,739
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(c)	80	63,697
7.78%, 06/20/54, (1-year CMT + 3.900%)(a)(c)	95	106,005
7.80%, 11/28/53(a)	200	233,115
Series XR, 4.70%, 09/23/49(a)	20	15,572
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(c)	202	143,778
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	175	136,243
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	226	159,220
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	250	193,290
3.33%, 04/22/52, (1-day SOFR + 1.580%)(c)	395	289,067
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(c)	272	240,078
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	200	163,980
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	420	347,332
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	175	146,790
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	185	161,512
4.85%, 02/01/44	100	96,501
4.95%, 06/01/45	115	109,991
5.40%, 01/06/42	170	174,871
5.50%, 10/15/40	101	104,692
5.53%, 11/29/45, (1-day SOFR + 1.550%)(c)	150	154,119
5.60%, 07/15/41	190	199,180
5.63%, 08/16/43	160	167,515
6.40%, 05/15/38	243	273,855
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/29/37(d)	310	178,629
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(c)	30	21,755
4.34%, 01/09/48	205	169,034
5.30%, 12/01/45	200	190,565
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	174,614
4.15%, 03/07/39(b)	91	83,973
Security	Par (000)	Value
Banks (continued)
4.29%, 07/26/38(b)	$80	$74,965
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(c)	225	148,637
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	150	116,934
3.97%, 07/22/38(c)	225	199,983
4.30%, 01/27/45	285	251,437
4.38%, 01/22/47	260	230,496
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(c)	162	151,123
5.52%, 11/19/55, (1-day SOFR +1.710%)(c)	195	201,747
5.60%, 03/24/51, (1-day SOFR + 4.840%)(c)	236	247,476
6.38%, 07/24/42	217	246,554
Regions Financial Corp., 7.38%, 12/10/37	15	17,298
Societe Generale SA
3.63%, 03/01/41(a)	200	140,546
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(c)	105	75,729
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(c)	100	100,482
7.37%, 01/10/53(a)	100	102,980
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	204,947
Sumitomo Mitsui Financial Group Inc.
2.93%, 09/17/41	75	56,155
3.05%, 01/14/42	40	30,752
5.84%, 07/09/44	80	84,245
6.18%, 07/13/43	95	105,771
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(c)	200	150,892
4.88%, 05/15/45	235	220,420
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(a)(c)	200	198,234
Wachovia Corp., 5.50%, 08/01/35	115	118,085
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	385	293,994
3.90%, 05/01/45	225	185,643
4.40%, 06/14/46	220	186,275
4.61%, 04/25/53, (1-day SOFR + 2.130%)(c)	360	322,776
4.65%, 11/04/44	215	190,456
4.75%, 12/07/46	220	195,555
4.90%, 11/17/45	213	193,425
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	585	557,139
5.38%, 02/07/35	50	51,288
5.38%, 11/02/43	211	206,229
5.61%, 01/15/44	260	259,583
5.95%, 12/01/86	75	78,707
Wells Fargo Bank NA, 6.60%, 01/15/38	250	282,253
Westpac Banking Corp.
2.96%, 11/16/40(b)	105	77,984
3.13%, 11/18/41	55	41,309
4.42%, 07/24/39	105	96,698
		22,083,957
Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	563	552,033
4.90%, 02/01/46	995	951,611
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	130	122,315
4.70%, 02/01/36	100	97,954
4.90%, 02/01/46	185	176,107
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	25	21,083

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.35%, 06/01/40	$85	$78,949
4.38%, 04/15/38	190	178,678
4.44%, 10/06/48	216	193,080
4.50%, 06/01/50	100	93,491
4.60%, 04/15/48	156	146,487
4.75%, 04/15/58	100	93,388
4.95%, 01/15/42	200	194,650
5.45%, 01/23/39	225	233,697
5.55%, 01/23/49	440	458,672
5.80%, 01/23/59	205	221,779
5.88%, 06/15/35	75	81,247
8.00%, 11/15/39	5	6,466
8.20%, 01/15/39	145	188,697
Brown-Forman Corp.
4.00%, 04/15/38	75	67,426
4.50%, 07/15/45	62	56,967
Coca-Cola Co. (The)
2.50%, 06/01/40	131	95,749
2.50%, 03/15/51	155	97,045
2.60%, 06/01/50	180	116,399
2.75%, 06/01/60	105	65,818
2.88%, 05/05/41	85	64,738
3.00%, 03/05/51	235	164,826
4.20%, 03/25/50	75	66,022
5.20%, 01/14/55	100	100,577
5.30%, 05/13/54	105	107,178
5.40%, 05/13/64	120	122,760
Constellation Brands Inc.
3.75%, 05/01/50	65	50,270
4.10%, 02/15/48	70	57,431
4.50%, 05/09/47	60	52,661
5.25%, 11/15/48	50	48,426
Diageo Capital PLC
3.88%, 04/29/43	70	59,302
5.88%, 09/30/36	60	65,078
Diageo Investment Corp.
4.25%, 05/11/42	47	41,903
7.45%, 04/15/35	75	89,584
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	15	12,998
Heineken NV
4.00%, 10/01/42(a)	15	12,865
4.35%, 03/29/47(a)	90	78,554
Keurig Dr Pepper Inc.
3.35%, 03/15/51	55	39,300
3.80%, 05/01/50	90	69,990
4.42%, 12/15/46	35	30,225
4.50%, 11/15/45	55	48,580
4.50%, 04/15/52	130	112,666
5.09%, 05/25/48	55	52,451
Molson Coors Beverage Co.
4.20%, 07/15/46	199	168,146
5.00%, 05/01/42	105	100,849
PepsiCo Inc.
2.63%, 10/21/41	90	64,987
2.75%, 10/21/51	135	88,779
2.88%, 10/15/49	135	92,512
3.38%, 07/29/49	77	57,814
3.45%, 10/06/46	120	93,084
3.50%, 03/19/40	30	25,067
3.60%, 08/13/42	15	12,320
Security	Par (000)	Value
Beverages (continued)
3.63%, 03/19/50	$109	$85,761
3.88%, 03/19/60	65	51,944
4.00%, 03/05/42	70	61,038
4.00%, 05/02/47	75	63,389
4.20%, 07/18/52	65	55,912
4.25%, 10/22/44	5	4,439
4.45%, 04/14/46	55	49,813
4.65%, 02/15/53	45	41,615
4.88%, 11/01/40	20	19,677
5.25%, 07/17/54	75	76,423
5.50%, 01/15/40	15	15,783
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)	20	12,613
		7,380,138
Biotechnology — 0.9%
Amgen Inc.
2.77%, 09/01/53	122	75,921
2.80%, 08/15/41	140	101,995
3.00%, 01/15/52	130	87,605
3.15%, 02/21/40	220	170,163
3.38%, 02/21/50	235	170,726
4.20%, 02/22/52	115	94,407
4.40%, 05/01/45	255	221,759
4.40%, 02/22/62	125	102,716
4.56%, 06/15/48	165	144,644
4.66%, 06/15/51	365	323,569
4.88%, 03/01/53	110	100,208
4.95%, 10/01/41	71	67,135
5.15%, 11/15/41	81	78,445
5.60%, 03/02/43	285	289,580
5.65%, 06/15/42	55	56,183
5.65%, 03/02/53	395	403,490
5.75%, 03/02/63	320	326,529
6.38%, 06/01/37	62	68,334
6.40%, 02/01/39	50	54,573
Biogen Inc.
3.15%, 05/01/50	165	110,548
3.25%, 02/15/51	84	57,430
5.20%, 09/15/45	125	118,298
CSL Finance PLC
4.63%, 04/27/42(a)	25	22,941
4.75%, 04/27/52(a)	145	132,188
4.95%, 04/27/62(a)	50	45,994
5.42%, 04/03/54(a)	80	80,127
Gilead Sciences Inc.
2.60%, 10/01/40	50	36,217
2.80%, 10/01/50	155	101,330
4.00%, 09/01/36	100	91,089
4.15%, 03/01/47	205	173,747
4.50%, 02/01/45	205	183,995
4.60%, 09/01/35	120	116,377
4.75%, 03/01/46	230	212,643
4.80%, 04/01/44	195	182,263
5.10%, 06/15/35	75	76,038
5.50%, 11/15/54	75	77,037
5.55%, 10/15/53	115	119,217
5.60%, 11/15/64	75	77,041
5.65%, 12/01/41	115	119,403
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	105	65,903
Royalty Pharma PLC
3.30%, 09/02/40	95	71,366

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.35%, 09/02/51	$90	$60,089
3.55%, 09/02/50	125	88,141
5.90%, 09/02/54(b)	65	65,508
		5,422,912
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/40	175	140,685
3.58%, 04/05/50	173	132,066
6.20%, 03/15/54	31	34,720
CRH America Finance Inc., 4.50%, 04/04/48(a)	85	74,218
CRH America Inc., 5.13%, 05/18/45(a)	125	118,652
Fortune Brands Innovations Inc., 4.50%, 03/25/52	50	41,483
Johnson Controls International PLC
4.50%, 02/15/47	90	78,877
4.63%, 07/02/44	30	26,988
4.95%, 07/02/64(e)	33	29,774
6.00%, 01/15/36	50	53,761
Lafarge SA, 7.13%, 07/15/36	65	73,826
Martin Marietta Materials Inc.
3.20%, 07/15/51	125	86,927
4.25%, 12/15/47	60	50,999
Masco Corp.
3.13%, 02/15/51	45	30,081
4.50%, 05/15/47	57	49,179
Owens Corning
4.30%, 07/15/47	108	90,600
4.40%, 01/30/48	45	37,899
5.95%, 06/15/54	55	58,158
7.00%, 12/01/36	30	34,473
Trane Technologies Financing Ltd.
4.50%, 03/21/49	10	9,092
4.65%, 11/01/44	15	13,865
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48	55	48,338
5.75%, 06/15/43	70	73,698
Vulcan Materials Co.
4.50%, 06/15/47	65	57,056
4.70%, 03/01/48	75	68,319
5.70%, 12/01/54	35	36,287
		1,550,021
Chemicals — 0.8%
Air Products and Chemicals Inc.
2.70%, 05/15/40	120	89,782
2.80%, 05/15/50	120	80,607
Albemarle Corp.
5.45%, 12/01/44	45	41,981
5.65%, 06/01/52	60	55,076
Ashland Inc., 6.88%, 05/15/43	35	37,246
Braskem America Finance Co., 7.13%, 07/22/41(f)	200	181,167
CF Industries Inc.
4.95%, 06/01/43	107	97,918
5.38%, 03/15/44	70	67,598
Dow Chemical Co. (The)
3.60%, 11/15/50	120	87,423
4.38%, 11/15/42	107	91,923
4.63%, 10/01/44	90	79,254
4.80%, 05/15/49	100	88,746
5.25%, 11/15/41	90	86,454
5.55%, 11/30/48	105	103,423
5.60%, 02/15/54	85	84,961
Security	Par (000)	Value
Chemicals (continued)
6.90%, 05/15/53	$100	$115,633
9.40%, 05/15/39	53	72,194
DuPont de Nemours Inc.
5.32%, 11/15/38	126	131,165
5.42%, 11/15/48	245	258,601
Eastman Chemical Co.
4.65%, 10/15/44	99	87,683
4.80%, 09/01/42	65	58,919
Ecolab Inc.
2.13%, 08/15/50	55	31,286
2.70%, 12/15/51	120	76,942
2.75%, 08/18/55	97	60,776
3.95%, 12/01/47	55	46,097
FMC Corp.
4.50%, 10/01/49	60	48,573
6.38%, 05/18/53	60	62,660
ICL Group Ltd., 6.38%, 05/31/38(a)(f)	80	78,696
International Flavors & Fragrances Inc.
3.27%, 11/15/40(a)	110	81,691
3.47%, 12/01/50(a)	105	72,895
4.38%, 06/01/47	75	61,076
5.00%, 09/26/48	85	76,435
Linde Inc./CT
2.00%, 08/10/50	60	33,646
3.55%, 11/07/42	65	53,818
LYB International Finance BV
4.88%, 03/15/44	98	88,190
5.25%, 07/15/43	70	66,211
LYB International Finance III LLC
3.38%, 10/01/40	100	76,535
3.63%, 04/01/51	100	71,479
3.80%, 10/01/60	60	42,404
4.20%, 10/15/49	120	95,250
4.20%, 05/01/50	115	91,134
LyondellBasell Industries NV, 4.63%, 02/26/55	86	71,837
Methanex Corp., 5.65%, 12/01/44	35	31,397
Mosaic Co. (The)
4.88%, 11/15/41	65	59,228
5.63%, 11/15/43	50	49,232
Nutrien Ltd.
3.95%, 05/13/50	30	23,772
4.13%, 03/15/35	60	54,637
4.90%, 06/01/43	65	60,295
5.00%, 04/01/49	25	23,301
5.25%, 01/15/45	50	48,188
5.63%, 12/01/40	91	92,094
5.80%, 03/27/53	120	125,203
5.88%, 12/01/36	60	63,136
6.13%, 01/15/41	25	26,689
OCP SA, 5.13%, 06/23/51(f)	200	153,379
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	174,614
RPM International Inc.
4.25%, 01/15/48(b)	40	34,781
5.25%, 06/01/45	45	43,700
Sherwin-Williams Co. (The)
2.90%, 03/15/52	55	35,785
3.30%, 05/15/50	60	42,294
3.80%, 08/15/49	55	42,901
4.00%, 12/15/42	30	24,927
4.50%, 06/01/47	145	128,043
4.55%, 08/01/45	50	44,544

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51(f)	$200	$134,033
Westlake Corp.
2.88%, 08/15/41	25	17,497
3.13%, 08/15/51	75	49,205
4.38%, 11/15/47	60	49,591
5.00%, 08/15/46	86	78,453
		5,096,304
Commercial Services — 0.7%
American University (The), Series 2019, 3.67%, 04/01/49	35	27,896
Brown University, Series A, 2.92%, 09/01/50	5	3,562
California Endowment (The), Series 2021, 2.50%, 04/01/51	55	35,039
California Institute of Technology
3.65%, 09/01/2119	10	6,820
4.32%, 08/01/45	75	68,394
4.70%, 11/01/2111	65	57,749
Case Western Reserve University, 5.41%, 06/01/2122	30	30,283
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	192,687
6.85%, 07/02/37(a)	200	220,307
Duke University
Series 2020, 2.68%, 10/01/44	90	66,729
Series 2020, 2.76%, 10/01/50(b)	50	33,614
Series 2020, 2.83%, 10/01/55	70	47,213
Emory University, Series 2020, 2.97%, 09/01/50	45	32,022
ERAC USA Finance LLC
4.20%, 11/01/46(a)	70	59,680
4.50%, 02/15/45(a)	70	62,626
5.40%, 05/01/53(a)(b)	115	116,033
5.63%, 03/15/42(a)	35	36,357
7.00%, 10/15/37(a)	145	168,958
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	40	25,229
Series 2020, 2.82%, 06/01/70	50	30,754
George Washington University (The)
4.87%, 09/15/45	90	87,465
Series 2014, 4.30%, 09/15/44	75	67,052
Series 2018, 4.13%, 09/15/48	40	34,960
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	60	41,570
Series A, 5.22%	5	4,742
Series B, 4.32%, 04/01/49	71	62,835
Global Payments Inc.
4.15%, 08/15/49	90	71,523
5.95%, 08/15/52	80	81,961
Howard University, 5.21%, 10/01/52	20	18,394
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	55	47,600
Series A, 2.81%, 01/01/60	60	38,058
Leland Stanford Junior University (The)
2.41%, 06/01/50	30	19,262
3.65%, 05/01/48	125	103,170
Massachusetts Institute of Technology
3.07%, 04/01/52	50	36,292
3.89%, 07/01/2116	15	11,490
3.96%, 07/01/38	40	36,752
4.68%	30	27,516
5.60%	55	60,500
Series F, 2.99%, 07/01/50	80	57,826
Security	Par (000)	Value
Commercial Services (continued)
Series G, 2.29%, 07/01/51(b)	$55	$34,095
Moody's Corp.
2.75%, 08/19/41	50	36,024
3.10%, 11/29/61	45	28,723
3.25%, 05/20/50	45	31,721
3.75%, 02/25/52	60	46,969
4.88%, 12/17/48	35	32,687
5.25%, 07/15/44	56	55,477
Northeastern University, Series 2020, 2.89%, 10/01/50	30	20,875
Northwestern University
4.64%, 12/01/44	100	95,428
Series 2017, 3.66%, 12/01/57	50	39,391
Series 2020, 2.64%, 12/01/50	50	32,393
PayPal Holdings Inc.
3.25%, 06/01/50	110	79,056
5.05%, 06/01/52	130	126,499
5.25%, 06/01/62	50	48,674
5.50%, 06/01/54	40	41,341
President and Fellows of Harvard College
2.52%, 10/15/50	70	45,966
3.15%, 07/15/46	55	41,830
3.30%, 07/15/56	55	40,852
3.75%, 11/15/52	5	4,132
4.88%, 10/15/40	80	79,503
Quanta Services Inc., 3.05%, 10/01/41	90	66,471
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	100	65,253
S&P Global Inc.
2.30%, 08/15/60	70	37,511
3.25%, 12/01/49	71	51,918
3.70%, 03/01/52	110	86,722
3.90%, 03/01/62	55	43,479
Thomas Jefferson University, 3.85%, 11/01/57	30	22,570
Trustees of Boston College, 3.13%, 07/01/52	45	32,274
Trustees of Boston University, Series CC, 4.06%, 10/01/48	85	72,309
Trustees of Princeton University (The)
5.70%, 03/01/39	80	87,255
Series 2020, 2.52%, 07/01/50	105	68,814
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	10	7,024
4.67%, 09/01/2112	10	8,884
Series 2020, 2.40%, 10/01/50	60	38,035
University of Chicago (The)
4.00%, 10/01/53	105	89,030
Series 20B, 2.76%, 04/01/45	20	15,533
Series C, 2.55%, 04/01/50	15	9,907
University of Miami, 4.06%, 04/01/52	5	4,193
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	90	71,562
Series 2017, 3.39%, 02/15/48	71	54,924
University of Southern California
2.81%, 10/01/50	50	34,390
3.03%, 10/01/39	120	98,597
5.25%, 10/01/2111	30	30,317
Series 2017, 3.84%, 10/01/47	105	88,501
Series 21A, 2.95%, 10/01/51	30	21,200
Verisk Analytics Inc.
3.63%, 05/15/50	50	37,452
5.50%, 06/15/45	30	29,638

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Washington University (The)
3.52%, 04/15/54	$35	$27,064
4.35%	5	4,134
William Marsh Rice University, 3.57%, 05/15/45	105	87,312
Yale University, Series 2020, 2.40%, 04/15/50	93	59,805
		4,644,634
Computers — 0.9%
Apple Inc.
2.38%, 02/08/41	190	137,261
2.40%, 08/20/50	115	71,946
2.55%, 08/20/60	195	121,693
2.65%, 05/11/50	253	166,971
2.65%, 02/08/51	335	219,249
2.70%, 08/05/51	210	138,762
2.80%, 02/08/61	200	126,877
2.85%, 08/05/61	140	90,064
2.95%, 09/11/49	175	123,626
3.45%, 02/09/45	225	181,241
3.75%, 09/12/47	140	115,655
3.75%, 11/13/47	125	103,605
3.85%, 05/04/43	310	269,006
3.85%, 08/04/46	230	194,483
3.95%, 08/08/52	180	151,455
4.10%, 08/08/62	65	54,723
4.25%, 02/09/47	120	108,294
4.38%, 05/13/45	240	221,940
4.45%, 05/06/44	95	90,693
4.50%, 02/23/36	140	140,295
4.65%, 02/23/46	260	248,434
4.85%, 05/10/53(b)	155	154,464
Crane NXT Co.
4.20%, 03/15/48	40	27,836
6.55%, 11/15/36	22	22,162
Dell Inc., 6.50%, 04/15/38	35	37,849
Dell International LLC/EMC Corp.
3.38%, 12/15/41	110	84,403
3.45%, 12/15/51	80	57,451
8.10%, 07/15/36	129	156,844
8.35%, 07/15/46	70	93,002
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	100	99,209
6.20%, 10/15/35	108	116,137
6.35%, 10/15/45	160	172,177
HP Inc., 6.00%, 09/15/41	130	136,457
IBM International Capital Pte Ltd.
5.25%, 02/05/44	120	118,140
5.30%, 02/05/54	170	166,397
International Business Machines Corp.
2.85%, 05/15/40	100	74,504
2.95%, 05/15/50	125	83,397
3.43%, 02/09/52	105	76,204
4.00%, 06/20/42	160	136,211
4.15%, 05/15/39	185	164,942
4.25%, 05/15/49	165	139,965
4.70%, 02/19/46	100	91,238
4.90%, 07/27/52	115	108,548
5.60%, 11/30/39	30	31,301
7.13%, 12/01/96	30	39,310
Kyndryl Holdings Inc., 4.10%, 10/15/41	60	49,254
Security	Par (000)	Value
Computers (continued)
Seagate HDD Cayman, 5.75%, 12/01/34	$60	$59,698
		5,573,373
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47	45	36,528
4.00%, 08/15/45	60	52,042
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	75	51,134
4.15%, 03/15/47	50	41,174
4.38%, 06/15/45	50	42,816
5.15%, 05/15/53	65	64,465
6.00%, 05/15/37	65	68,550
Haleon U.S. Capital LLC, 4.00%, 03/24/52	95	77,412
Kenvue Inc.
5.05%, 03/22/53	150	146,868
5.10%, 03/22/43	95	94,748
5.20%, 03/22/63	95	93,383
Perrigo Finance Unlimited Co., 4.90%, 12/15/44	35	28,369
Procter & Gamble Co. (The)
3.50%, 10/25/47	45	36,062
3.55%, 03/25/40	50	43,057
3.60%, 03/25/50	65	52,549
5.55%, 03/05/37	110	119,241
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	90	59,011
		1,107,409
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46	40	32,636
4.20%, 05/15/47	55	47,814
4.60%, 06/15/45	115	107,232
		187,682
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	170	139,199
American Express Co., 4.05%, 12/03/42	97	85,479
Apollo Global Management Inc., 5.80%, 05/21/54	70	74,035
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	20	14,695
Ares Management Corp., 5.60%, 10/11/54	50	49,640
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)	70	44,234
2.85%, 08/05/51(a)	75	47,875
3.20%, 01/30/52(a)	55	37,893
3.50%, 09/10/49(a)	70	51,362
4.00%, 10/02/47(a)	50	40,001
4.45%, 07/15/45(a)	45	38,893
5.00%, 06/15/44(a)	55	52,649
Blue Owl Finance LLC, 4.13%, 10/07/51	20	15,236
Brookfield Finance Inc.
3.50%, 03/30/51	50	36,483
3.63%, 02/15/52	60	44,281
4.70%, 09/20/47	133	120,853
5.97%, 03/04/54	95	101,007
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	100	72,238
CME Group Inc.
4.15%, 06/15/48	30	26,205
5.30%, 09/15/43	147	154,577
Franklin Resources Inc., 2.95%, 08/12/51	25	16,435
Intercontinental Exchange Inc.
2.65%, 09/15/40	145	106,081

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.00%, 06/15/50	$167	$113,968
3.00%, 09/15/60	160	101,264
4.25%, 09/21/48	135	115,604
4.95%, 06/15/52	170	161,799
5.20%, 06/15/62	120	116,705
Invesco Finance PLC, 5.38%, 11/30/43	80	78,637
Jefferies Financial Group Inc.
6.25%, 01/15/36	119	126,143
6.50%, 01/20/43(b)	25	27,577
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	65	64,614
Legg Mason Inc., 5.63%, 01/15/44	95	97,734
Mastercard Inc.
2.95%, 03/15/51	60	41,430
3.65%, 06/01/49	135	107,559
3.80%, 11/21/46	60	49,493
3.85%, 03/26/50	160	131,209
3.95%, 02/26/48	45	38,134
Nasdaq Inc.
2.50%, 12/21/40	95	66,509
3.25%, 04/28/50	85	60,302
3.95%, 03/07/52	90	70,377
5.95%, 08/15/53	80	84,628
6.10%, 06/28/63	25	26,628
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	65	56,005
Raymond James Financial Inc.
3.75%, 04/01/51	85	65,614
4.95%, 07/15/46	115	108,546
Visa Inc.
2.00%, 08/15/50(b)	170	98,622
2.70%, 04/15/40	112	85,325
3.65%, 09/15/47	55	44,367
4.15%, 12/14/35	165	157,445
4.30%, 12/14/45	350	315,560
Voya Financial Inc.
4.80%, 06/15/46	45	40,237
5.70%, 07/15/43	50	50,014
Western Union Co. (The), 6.20%, 11/17/36(b)	66	68,437
		4,139,837
Electric — 5.9%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(f)	200	162,803
6.50%, 10/27/36(a)	100	112,357
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(f)	145	115,912
AEP Texas Inc.
3.45%, 05/15/51	85	59,811
3.80%, 10/01/47	65	49,286
5.25%, 05/15/52	60	57,433
Series G, 4.15%, 05/01/49	30	23,748
Series H, 3.45%, 01/15/50	50	35,665
AEP Transmission Co. LLC
3.15%, 09/15/49	5	3,483
3.75%, 12/01/47	62	48,687
3.80%, 06/15/49	65	50,838
4.00%, 12/01/46	15	12,390
4.25%, 09/15/48	20	16,897
4.50%, 06/15/52	35	30,813
5.40%, 03/15/53	95	95,909
Series M, 3.65%, 04/01/50	105	80,809
Series N, 2.75%, 08/15/51	50	32,048
Security	Par (000)	Value
Electric (continued)
Alabama Power Co.
3.00%, 03/15/52	$50	$34,281
3.13%, 07/15/51	55	38,257
3.45%, 10/01/49	85	63,743
3.75%, 03/01/45	100	80,874
4.15%, 08/15/44	65	56,025
4.30%, 01/02/46	30	26,184
6.00%, 03/01/39	55	59,722
Series A, 4.30%, 07/15/48	62	54,009
Series B, 3.70%, 12/01/47	85	67,008
Alfa Desarrollo SpA, 4.55%, 09/27/51(f)	198	151,448
Ameren Illinois Co.
2.90%, 06/15/51	55	36,745
3.25%, 03/15/50	25	18,015
3.70%, 12/01/47	65	51,424
4.15%, 03/15/46	50	43,128
4.50%, 03/15/49	25	22,385
5.55%, 07/01/54	75	78,499
5.90%, 12/01/52	50	54,358
American Electric Power Co. Inc., 3.25%, 03/01/50	55	37,578
American Transmission Systems Inc., 5.00%, 09/01/44(a)	5	4,796
Appalachian Power Co.
4.40%, 05/15/44	65	55,499
4.45%, 06/01/45	30	25,538
7.00%, 04/01/38	46	52,734
Series Y, 4.50%, 03/01/49	65	55,136
Series Z, 3.70%, 05/01/50	90	66,511
Arizona Public Service Co.
2.65%, 09/15/50	25	15,276
3.35%, 05/15/50	80	57,082
3.50%, 12/01/49	20	14,480
3.75%, 05/15/46	50	38,761
4.20%, 08/15/48	45	36,753
4.25%, 03/01/49	30	24,759
4.35%, 11/15/45	30	25,642
4.50%, 04/01/42	56	49,316
5.05%, 09/01/41	30	28,441
Avista Corp.
4.00%, 04/01/52	30	23,900
4.35%, 06/01/48	5	4,330
Baltimore Gas & Electric Co.
2.90%, 06/15/50	25	16,668
3.20%, 09/15/49	25	17,615
3.50%, 08/15/46	25	19,012
3.75%, 08/15/47	65	50,987
4.25%, 09/15/48	10	8,464
4.55%, 06/01/52	75	66,622
5.40%, 06/01/53	105	105,883
5.65%, 06/01/54	50	52,292
6.35%, 10/01/36	45	50,016
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)	5	4,364
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	185	120,975
3.80%, 07/15/48	110	86,276
4.25%, 10/15/50	120	100,356
4.45%, 01/15/49	128	111,546
4.50%, 02/01/45	98	89,128
4.60%, 05/01/53	75	66,096
5.15%, 11/15/43	35	34,697
5.95%, 05/15/37	70	75,139

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.13%, 04/01/36	$196	$211,614
Black Hills Corp.
3.88%, 10/15/49	5	3,815
4.20%, 09/15/46	10	8,215
6.00%, 01/15/35	50	52,759
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	65	52,175
3.60%, 03/01/52	35	26,664
3.95%, 03/01/48	30	24,251
4.50%, 04/01/44	55	49,659
5.30%, 04/01/53	45	45,045
Series AC, 4.25%, 02/01/49	70	59,623
Series AD, 2.90%, 07/01/50	15	9,945
Series AF, 3.35%, 04/01/51	50	36,524
Series AJ, 4.85%, 10/01/52	40	37,398
CenterPoint Energy Inc., 3.70%, 09/01/49	35	26,235
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(a)	200	197,492
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	33	34,255
CMS Energy Corp., 4.88%, 03/01/44	45	41,912
Comision Federal de Electricidad, 4.68%, 02/09/51(f)	200	143,259
Commonwealth Edison Co.
3.00%, 03/01/50	80	54,712
3.65%, 06/15/46	110	87,027
3.70%, 03/01/45	35	28,148
4.00%, 03/01/48	130	106,945
4.00%, 03/01/49	70	57,249
4.35%, 11/15/45	60	53,034
4.70%, 01/15/44	55	50,934
5.30%, 02/01/53	20	19,934
5.90%, 03/15/36	60	64,416
6.45%, 01/15/38	40	44,764
Series 123, 3.75%, 08/15/47	95	75,158
Series 127, 3.20%, 11/15/49	75	52,568
Series 130, 3.13%, 03/15/51	50	34,540
Series 131, 2.75%, 09/01/51	65	41,249
Series 133, 3.85%, 03/15/52	60	47,415
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	95	79,824
4.30%, 04/15/44	65	57,251
5.25%, 01/15/53	65	65,768
Series A, 4.15%, 06/01/45	15	12,889
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	30	20,895
3.60%, 06/15/61	80	58,254
3.70%, 11/15/59	60	44,683
3.85%, 06/15/46	95	76,514
3.95%, 03/01/43	115	96,968
4.45%, 03/15/44	160	143,202
4.50%, 12/01/45	100	89,134
4.50%, 05/15/58	80	68,402
4.63%, 12/01/54	75	67,298
5.70%, 06/15/40	20	20,815
5.70%, 05/15/54	75	79,353
5.90%, 11/15/53	115	124,106
6.15%, 11/15/52	105	116,563
Series 06-A, 5.85%, 03/15/36	65	69,456
Series 07-A, 6.30%, 08/15/37	15	16,528
Series 08-B, 6.75%, 04/01/38	40	45,950
Series 12-A, 4.20%, 03/15/42	65	56,679
Series 2017, 3.88%, 06/15/47	80	64,224
Security	Par (000)	Value
Electric (continued)
Series 20B, 3.95%, 04/01/50	$75	$62,453
Series A, 4.13%, 05/15/49	100	82,967
Series C, 3.00%, 12/01/60	25	15,726
Series C, 4.00%, 11/15/57	40	31,491
Series C, 4.30%, 12/01/56	65	54,103
Series E, 4.65%, 12/01/48	95	85,644
Consorcio Transmantaro SA, 5.20%, 04/11/38(f)	200	188,092
Constellation Energy Generation LLC
5.60%, 06/15/42	90	91,093
5.75%, 10/01/41	50	50,907
5.75%, 03/15/54	90	92,569
6.25%, 10/01/39	103	111,333
6.50%, 10/01/53	95	106,458
Consumers Energy Co.
2.50%, 05/01/60	25	14,840
2.65%, 08/15/52	40	25,908
3.10%, 08/15/50	96	69,265
3.25%, 08/15/46	50	37,962
3.50%, 08/01/51	85	65,755
3.75%, 02/15/50	50	40,165
4.05%, 05/15/48	75	63,438
4.20%, 09/01/52	65	55,616
4.35%, 04/15/49	60	52,816
Dayton Power & Light Co. (The), 3.95%, 06/15/49	35	27,183
Dominion Energy Inc.
4.70%, 12/01/44	25	22,176
4.85%, 08/15/52	45	40,921
7.00%, 06/15/38	40	46,049
Series A, 4.60%, 03/15/49	65	56,310
Series B, 3.30%, 04/15/41	40	30,571
Series B, 5.95%, 06/15/35	95	100,671
Series C, 4.05%, 09/15/42	100	82,976
Series C, 4.90%, 08/01/41	75	70,043
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	65	58,984
5.10%, 06/01/65	35	33,164
5.45%, 02/01/41	35	35,537
6.05%, 01/15/38	66	71,329
6.25%, 10/15/53	60	68,338
DTE Electric Co.
2.95%, 03/01/50	100	68,595
3.70%, 03/15/45	65	52,254
3.70%, 06/01/46	5	4,012
3.75%, 08/15/47	55	43,827
3.95%, 03/01/49	75	61,606
4.30%, 07/01/44	30	26,398
5.40%, 04/01/53	25	25,745
Series A, 4.00%, 04/01/43	25	21,293
Series A, 4.05%, 05/15/48	55	46,500
Series B, 3.25%, 04/01/51	65	47,012
Series B, 3.65%, 03/01/52	60	46,799
Duke Energy Carolinas LLC
3.20%, 08/15/49	95	67,258
3.45%, 04/15/51	75	55,076
3.55%, 03/15/52	45	33,651
3.70%, 12/01/47	70	54,460
3.75%, 06/01/45	75	60,199
3.88%, 03/15/46	80	65,017
3.95%, 03/15/48	78	63,073
4.00%, 09/30/42	60	50,990
4.25%, 12/15/41	70	62,048

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 02/15/40	$80	$81,353
5.35%, 01/15/53	90	90,568
5.40%, 01/15/54	43	43,583
6.00%, 01/15/38	60	64,600
6.05%, 04/15/38	40	43,535
6.10%, 06/01/37	50	53,731
Duke Energy Corp.
3.30%, 06/15/41	100	76,469
3.50%, 06/15/51	100	71,668
3.75%, 09/01/46	165	127,758
3.95%, 08/15/47	45	35,514
4.20%, 06/15/49	70	56,984
4.80%, 12/15/45	25	22,622
5.00%, 08/15/52	135	124,161
5.80%, 06/15/54	90	92,415
6.10%, 09/15/53	90	96,379
Duke Energy Florida LLC
3.00%, 12/15/51	60	39,933
3.40%, 10/01/46	90	67,162
3.85%, 11/15/42	50	41,248
4.20%, 07/15/48	30	25,233
5.65%, 04/01/40	30	31,446
5.95%, 11/15/52	45	48,639
6.20%, 11/15/53	90	100,993
6.35%, 09/15/37	65	71,711
6.40%, 06/15/38	100	111,416
Duke Energy Indiana LLC
2.75%, 04/01/50	50	32,005
3.75%, 05/15/46	40	31,550
5.40%, 04/01/53	65	65,450
6.12%, 10/15/35	35	37,894
6.35%, 08/15/38	50	55,498
6.45%, 04/01/39	30	33,382
Series YYY, 3.25%, 10/01/49	75	53,493
Duke Energy Ohio Inc.
4.30%, 02/01/49	50	42,321
5.55%, 03/15/54	15	15,352
5.65%, 04/01/53	55	56,891
Duke Energy Progress LLC
2.50%, 08/15/50	85	52,604
2.90%, 08/15/51	50	32,965
3.60%, 09/15/47	80	61,222
3.70%, 10/15/46	75	58,840
4.00%, 04/01/52	25	20,267
4.10%, 05/15/42	65	56,018
4.10%, 03/15/43	50	42,525
4.15%, 12/01/44	65	55,557
4.20%, 08/15/45	89	75,900
4.38%, 03/30/44	60	52,817
5.35%, 03/15/53	50	50,227
6.30%, 04/01/38	45	49,498
E.ON International Finance BV, 6.65%, 04/30/38(a)	55	60,567
El Paso Electric Co., 6.00%, 05/15/35	41	42,356
Electricite de France SA
4.75%, 10/13/35(a)	100	95,962
4.88%, 09/21/38(a)	120	111,344
4.88%, 01/22/44(a)	125	112,927
4.95%, 10/13/45(a)	190	174,538
5.00%, 09/21/48(a)	90	82,656
5.25%, 10/13/55(a)	25	22,822
5.60%, 01/27/40(a)	130	131,530
Security	Par (000)	Value
Electric (continued)
6.00%, 04/22/64(a)	$20	$20,004
6.00%, 01/22/2114(a)(b)	90	89,598
6.90%, 05/23/53(a)	130	147,014
6.95%, 01/26/39(a)	345	388,317
Emera U.S. Finance LP, 4.75%, 06/15/46	90	78,326
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(f)	200	151,256
Enel Finance America LLC, 2.88%, 07/12/41(a)	200	141,700
Enel Finance International NV
4.75%, 05/25/47(a)	85	76,114
5.50%, 06/15/52(a)	195	190,556
6.00%, 10/07/39(a)	30	31,096
6.80%, 09/15/37(a)	100	110,394
7.75%, 10/14/52(a)	75	93,381
Entergy Arkansas LLC
2.65%, 06/15/51	55	34,559
3.35%, 06/15/52	45	32,209
4.20%, 04/01/49	70	58,687
5.75%, 06/01/54	35	36,841
Entergy Corp., 3.75%, 06/15/50	80	60,378
Entergy Louisiana LLC
2.90%, 03/15/51	95	61,893
3.10%, 06/15/41	65	48,891
4.20%, 09/01/48	95	79,746
4.20%, 04/01/50	80	66,617
4.75%, 09/15/52	70	63,893
4.95%, 01/15/45	85	78,971
5.70%, 03/15/54	70	73,084
Entergy Mississippi LLC
3.85%, 06/01/49	24	19,011
5.85%, 06/01/54	30	31,872
Entergy Texas Inc.
3.55%, 09/30/49	75	55,921
4.50%, 03/30/39	35	32,442
5.00%, 09/15/52	45	42,663
5.55%, 09/15/54	35	35,634
5.80%, 09/01/53	50	52,362
Evergy Kansas Central Inc.
3.25%, 09/01/49	50	35,292
3.45%, 04/15/50	10	7,294
4.10%, 04/01/43	45	37,897
4.13%, 03/01/42	61	52,209
4.25%, 12/01/45	45	38,163
5.70%, 03/15/53	50	52,027
Evergy Metro Inc.
4.20%, 06/15/47	40	33,343
4.20%, 03/15/48	25	20,878
5.30%, 10/01/41	50	49,580
Series 2019, 4.13%, 04/01/49	45	36,802
Eversource Energy, 3.45%, 01/15/50	90	65,750
Exelon Corp.
4.10%, 03/15/52	90	72,734
4.45%, 04/15/46	110	96,040
4.70%, 04/15/50	110	98,214
4.95%, 06/15/35	30	29,285
5.10%, 06/15/45	50	47,721
5.60%, 03/15/53	120	122,244
5.63%, 06/15/35	45	46,687
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(f)	200	199,895

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	$90	$64,416
Series C, 4.85%, 07/15/47	85	76,449
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	65	57,588
5.45%, 07/15/44(a)	50	49,686
Florida Power & Light Co.
2.88%, 12/04/51	65	43,609
3.15%, 10/01/49	50	35,804
3.70%, 12/01/47	50	39,771
3.80%, 12/15/42	45	37,529
3.95%, 03/01/48	120	99,766
3.99%, 03/01/49	45	37,437
4.05%, 06/01/42	60	52,036
4.05%, 10/01/44	85	72,596
4.13%, 02/01/42	55	48,289
4.13%, 06/01/48	70	59,356
4.95%, 06/01/35	30	30,123
5.25%, 02/01/41	75	75,561
5.30%, 04/01/53	95	96,562
5.60%, 06/15/54	85	89,871
5.65%, 02/01/37	50	52,889
5.69%, 03/01/40	70	74,465
5.95%, 02/01/38	60	65,303
5.96%, 04/01/39	35	37,953
Georgia Power Co.
4.30%, 03/15/42	135	119,726
4.30%, 03/15/43	65	56,930
5.13%, 05/15/52	40	39,108
Series 10-C, 4.75%, 09/01/40	75	71,413
Series A, 3.25%, 03/15/51	55	39,292
Series B, 3.70%, 01/30/50	55	42,614
Great River Energy
6.25%, 07/01/38(a)	79	80,443
7.23%, 07/01/38(a)	57	61,548
Iberdrola International BV, 6.75%, 07/15/36	55	63,172
Idaho Power Co.
5.50%, 03/15/53	40	40,328
5.80%, 04/01/54	35	36,873
Series K, 4.20%, 03/01/48	5	4,175
Indiana Michigan Power Co.
4.25%, 08/15/48	35	29,165
5.63%, 04/01/53	85	88,167
Series K, 4.55%, 03/15/46	71	63,091
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)	16	13,044
5.70%, 04/01/54(a)	65	67,370
Infraestructura Energetica Nova SAPI de CV, 4.75%, 01/15/51(f)	200	147,771
Interstate Power & Light Co.
3.50%, 09/30/49	25	18,620
3.70%, 09/15/46	15	11,734
6.25%, 07/15/39	35	37,893
Interstate Power and Light Co., 5.45%, 09/30/54	25	25,111
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	7,503
Kentucky Utilities Co.
3.30%, 06/01/50	65	46,562
4.38%, 10/01/45	90	78,248
5.13%, 11/01/40	115	113,608
Louisville Gas & Electric Co., 4.25%, 04/01/49	75	62,999
Security	Par (000)	Value
Electric (continued)
Massachusetts Electric Co.
4.00%, 08/15/46(a)	$5	$4,021
5.87%, 02/26/54(a)	45	47,476
5.90%, 11/15/39(a)	85	87,003
MidAmerican Energy Co.
2.70%, 08/01/52	95	61,182
3.15%, 04/15/50	80	57,313
3.65%, 08/01/48	70	55,139
3.95%, 08/01/47	25	20,547
4.25%, 05/01/46	5	4,343
4.25%, 07/15/49	110	94,927
4.40%, 10/15/44	45	40,341
4.80%, 09/15/43	25	23,473
5.30%, 02/01/55	20	19,984
5.75%, 11/01/35	55	58,877
5.80%, 10/15/36	30	32,109
5.85%, 09/15/54	100	107,949
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	189,297
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	60	52,062
Series B, 3.10%, 07/30/51	50	34,515
Monongahela Power Co., 5.40%, 12/15/43(a)	70	68,885
National Grid USA, 5.80%, 04/01/35	70	72,301
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	30	25,756
4.40%, 11/01/48	10	8,608
Nevada Power Co.
6.00%, 03/15/54	70	76,122
Series EE, 3.13%, 08/01/50	20	13,581
Series R, 6.75%, 07/01/37	40	45,384
New England Power Co.
2.81%, 10/06/50(a)	60	38,246
3.80%, 12/05/47(a)	74	57,994
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)	5	3,431
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	90	59,736
5.11%, 09/29/57(a)	30	27,387
5.25%, 02/28/53	135	131,551
5.55%, 03/15/54	65	66,012
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)	70	46,071
4.12%, 11/28/42(a)	25	20,884
5.66%, 01/17/54(a)	100	101,489
5.78%, 09/16/52(a)	60	61,901
Northern States Power Co./MN
2.60%, 06/01/51	100	63,459
2.90%, 03/01/50	70	47,562
3.20%, 04/01/52	55	39,404
3.40%, 08/15/42	76	60,633
3.60%, 05/15/46	70	54,922
3.60%, 09/15/47	65	50,729
4.00%, 08/15/45	25	20,816
4.13%, 05/15/44	60	51,682
4.50%, 06/01/52	60	53,613
5.10%, 05/15/53	100	98,172
5.35%, 11/01/39	50	51,099
5.40%, 03/15/54	90	92,602
Northern States Power Co./WI, 5.65%, 06/15/54	30	31,829
NSTAR Electric Co.
3.10%, 06/01/51	45	31,315

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.40%, 03/01/44	$50	$44,299
4.55%, 06/01/52	60	53,450
4.95%, 09/15/52	40	37,986
5.50%, 03/15/40	10	10,178
Oglethorpe Power Corp.
3.75%, 08/01/50	5	3,776
4.50%, 04/01/47	40	34,492
5.05%, 10/01/48	70	65,038
5.38%, 11/01/40	55	53,866
5.80%, 06/01/54(a)	45	46,577
5.95%, 11/01/39	47	49,158
6.20%, 12/01/53	50	54,537
Ohio Edison Co., 6.88%, 07/15/36	40	45,396
Ohio Power Co.
4.00%, 06/01/49	80	63,594
4.15%, 04/01/48	70	56,412
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	20	15,865
4.15%, 04/01/47	15	12,439
5.60%, 04/01/53	70	72,027
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	70	44,185
3.10%, 09/15/49	90	62,781
3.70%, 05/15/50	60	46,343
3.75%, 04/01/45	85	68,615
3.80%, 09/30/47	50	40,263
3.80%, 06/01/49	65	51,793
4.10%, 11/15/48	60	50,260
4.55%, 12/01/41	50	45,826
4.60%, 06/01/52	45	39,840
4.95%, 09/15/52	85	80,785
5.25%, 09/30/40	30	30,207
5.30%, 06/01/42	45	45,292
5.35%, 10/01/52	15	15,056
5.55%, 06/15/54(a)	85	87,774
7.50%, 09/01/38	35	42,543
Pacific Gas and Electric Co.
3.30%, 08/01/40	145	111,765
3.50%, 08/01/50	245	175,969
3.75%, 08/15/42	45	35,240
3.95%, 12/01/47	110	85,154
4.00%, 12/01/46	20	15,619
4.20%, 06/01/41	70	58,613
4.25%, 03/15/46	15	12,256
4.30%, 03/15/45	95	78,657
4.45%, 04/15/42	40	34,400
4.50%, 07/01/40	190	168,489
4.60%, 06/15/43	25	21,756
4.75%, 02/15/44	95	83,559
4.95%, 07/01/50	355	318,953
5.25%, 03/01/52	75	69,796
6.70%, 04/01/53	65	73,257
6.75%, 01/15/53	170	191,172
PacifiCorp
2.90%, 06/15/52	70	44,455
3.30%, 03/15/51	90	62,053
4.10%, 02/01/42	60	49,984
4.13%, 01/15/49	80	65,508
4.15%, 02/15/50	90	73,290
5.35%, 12/01/53	130	126,233
5.50%, 05/15/54	125	123,544
Security	Par (000)	Value
Electric (continued)
5.75%, 04/01/37	$85	$88,122
5.80%, 01/15/55	160	164,720
6.00%, 01/15/39	70	74,116
6.10%, 08/01/36	35	37,516
6.25%, 10/15/37	85	91,943
6.35%, 07/15/38	35	37,949
PECO Energy Co.
2.85%, 09/15/51	110	72,423
3.00%, 09/15/49	65	45,157
3.70%, 09/15/47	75	59,013
3.90%, 03/01/48	100	81,611
4.15%, 10/01/44	50	43,219
4.38%, 08/15/52	10	8,789
4.60%, 05/15/52	40	36,484
5.95%, 10/01/36	45	48,747
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/49(f)	200	169,484
5.25%, 10/24/42(f)	200	184,133
6.15%, 05/21/48(f)	200	202,629
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	450	462,059
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	648	653,174
Potomac Electric Power Co.
4.15%, 03/15/43	70	60,748
5.50%, 03/15/54	60	61,791
6.50%, 11/15/37	60	68,084
PPL Electric Utilities Corp.
3.00%, 10/01/49	25	17,468
3.95%, 06/01/47	25	20,712
4.13%, 06/15/44	40	34,798
4.15%, 10/01/45	25	21,608
4.15%, 06/15/48	25	21,328
4.75%, 07/15/43	50	47,121
5.25%, 05/15/53	115	116,276
6.25%, 05/15/39	10	11,168
Progress Energy Inc., 6.00%, 12/01/39	75	79,104
Public Service Co. of Colorado
3.60%, 09/15/42	35	28,041
4.05%, 09/15/49	45	36,480
4.10%, 06/15/48	30	24,715
4.30%, 03/15/44	50	42,972
4.50%, 06/01/52	50	43,654
5.25%, 04/01/53	95	93,470
5.75%, 05/15/54(b)	60	63,690
6.50%, 08/01/38	30	33,615
Series 17, 6.25%, 09/01/37	26	28,575
Series 34, 3.20%, 03/01/50	65	45,825
Series 36, 2.70%, 01/15/51	50	31,767
Public Service Co. of New Hampshire
3.60%, 07/01/49	40	30,707
5.15%, 01/15/53	35	34,350
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	10	6,748
Public Service Electric & Gas Co.
2.05%, 08/01/50	85	48,504
2.70%, 05/01/50	25	16,323
3.00%, 03/01/51	25	17,190
3.15%, 01/01/50	65	46,689
3.20%, 08/01/49	45	32,611

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.60%, 12/01/47	$85	$66,212
3.80%, 03/01/46	95	77,331
3.85%, 05/01/49	50	40,560
3.95%, 05/01/42	75	63,764
5.13%, 03/15/53	75	74,026
5.30%, 08/01/54	50	50,689
5.45%, 08/01/53	50	51,831
5.45%, 03/01/54	65	67,193
5.50%, 03/01/40	15	15,527
5.80%, 05/01/37	30	32,045
Puget Sound Energy Inc.
2.89%, 09/15/51	50	32,437
3.25%, 09/15/49	45	31,826
4.22%, 06/15/48	53	44,938
4.30%, 05/20/45	30	25,709
5.45%, 06/01/53	25	25,179
5.64%, 04/15/41	41	41,728
5.69%, 06/15/54	50	52,310
5.76%, 10/01/39	35	36,604
5.80%, 03/15/40	20	20,894
6.27%, 03/15/37	40	43,710
San Diego Gas & Electric Co.
3.70%, 03/15/52	40	30,613
4.15%, 05/15/48	45	37,466
4.50%, 08/15/40	45	42,042
5.35%, 04/01/53	90	90,210
5.55%, 04/15/54	65	67,116
6.00%, 06/01/39	35	37,807
Series RRR, 3.75%, 06/01/47	40	31,580
Series TTT, 4.10%, 06/15/49	45	37,114
Series UUU, 3.32%, 04/15/50	45	32,165
Series WWW, 2.95%, 08/15/51	75	51,522
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	190,936
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(f)	200	198,827
Sempra
3.80%, 02/01/38	120	103,090
4.00%, 02/01/48	100	80,234
6.00%, 10/15/39	70	73,969
Sierra Pacific Power Co., 5.90%, 03/15/54	65	68,833
Southern California Edison Co.
3.45%, 02/01/52	65	46,930
3.65%, 02/01/50	170	129,457
4.00%, 04/01/47	195	158,966
4.05%, 03/15/42	61	51,201
4.50%, 09/01/40	75	68,467
4.65%, 10/01/43	115	105,238
5.50%, 03/15/40	60	61,071
5.70%, 03/01/53	70	72,338
5.75%, 04/15/54	40	41,663
5.88%, 12/01/53	90	95,257
6.05%, 03/15/39	60	64,340
Series 04-G, 5.75%, 04/01/35	5	5,251
Series 05-E, 5.35%, 07/15/35	60	61,420
Series 06-E, 5.55%, 01/15/37	30	30,961
Series 08-A, 5.95%, 02/01/38	71	75,407
Series 13-A, 3.90%, 03/15/43	40	33,206
Series 20A, 2.95%, 02/01/51	90	59,960
Series B, 4.88%, 03/01/49	70	64,449
Series C, 3.60%, 02/01/45	70	54,431
Security	Par (000)	Value
Electric (continued)
Series C, 4.13%, 03/01/48	$75	$62,103
Series E, 5.45%, 06/01/52	15	14,927
Series H, 3.65%, 06/01/51	30	22,412
Southern Co. (The)
4.25%, 07/01/36	55	50,965
4.40%, 07/01/46	235	204,247
4.85%, 03/15/35	50	49,223
Southern Power Co.
5.15%, 09/15/41	80	78,140
5.25%, 07/15/43	40	38,798
Series F, 4.95%, 12/15/46	55	50,369
Southwestern Electric Power Co.
3.25%, 11/01/51	70	47,405
6.20%, 03/15/40	30	32,166
Series J, 3.90%, 04/01/45	60	47,233
Series L, 3.85%, 02/01/48	35	26,711
Southwestern Public Service Co.
3.40%, 08/15/46	50	36,700
3.70%, 08/15/47	35	26,684
3.75%, 06/15/49	40	30,710
4.50%, 08/15/41	65	58,098
6.00%, 06/01/54	50	53,426
Series 6, 4.40%, 11/15/48	25	21,272
Series 8, 3.15%, 05/01/50	90	61,950
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	203,371
Tampa Electric Co.
3.45%, 03/15/51	39	28,100
3.63%, 06/15/50	25	18,667
4.10%, 06/15/42	30	25,636
4.30%, 06/15/48	33	27,873
4.35%, 05/15/44	29	25,043
4.45%, 06/15/49	15	13,022
5.00%, 07/15/52	30	28,143
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(f)	175	161,878
Toledo Edison Co. (The), 6.15%, 05/15/37	26	28,318
TransAlta Corp., 6.50%, 03/15/40	35	35,663
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	15	14,746
Tucson Electric Power Co.
3.25%, 05/01/51	30	20,886
4.00%, 06/15/50	20	16,105
4.85%, 12/01/48	25	23,099
5.50%, 04/15/53	30	30,262
Union Electric Co.
2.63%, 03/15/51	75	47,225
3.25%, 10/01/49	55	39,853
3.65%, 04/15/45	65	51,662
3.90%, 09/15/42	50	41,958
3.90%, 04/01/52	25	20,145
4.00%, 04/01/48	65	53,394
5.13%, 03/15/55	45	43,739
5.25%, 01/15/54	50	49,461
5.30%, 08/01/37	35	35,873
5.45%, 03/15/53	60	60,622
8.45%, 03/15/39	26	34,350
Virginia Electric & Power Co.
2.45%, 12/15/50	145	87,623
2.95%, 11/15/51	110	73,209
3.30%, 12/01/49	75	54,075
4.00%, 01/15/43	70	58,947

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.45%, 02/15/44	$80	$71,485
4.60%, 12/01/48	25	22,221
5.35%, 01/15/54	70	70,118
5.45%, 04/01/53	95	96,168
5.70%, 08/15/53	50	52,353
6.35%, 11/30/37	10	11,022
8.88%, 11/15/38	55	74,125
Series A, 6.00%, 05/15/37	55	58,775
Series B, 3.80%, 09/15/47	84	66,344
Series B, 4.20%, 05/15/45	35	29,618
Series B, 6.00%, 01/15/36	55	58,582
Series C, 4.00%, 11/15/46	50	40,932
Series C, 4.63%, 05/15/52	130	116,005
Series D, 4.65%, 08/15/43	85	78,119
Wisconsin Electric Power Co.
4.30%, 10/15/48	10	8,733
5.70%, 12/01/36(b)	35	37,580
Wisconsin Power and Light Co.
3.65%, 04/01/50	25	19,018
6.38%, 08/15/37	40	44,038
Wisconsin Public Service Corp.
2.85%, 12/01/51	40	26,281
3.30%, 09/01/49	25	18,221
3.67%, 12/01/42	20	16,219
4.75%, 11/01/44	40	37,252
Xcel Energy Inc.
3.50%, 12/01/49	70	50,946
6.50%, 07/01/36	35	38,709
		36,944,098
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50	85	56,461
2.80%, 12/21/51	70	46,058
5.25%, 11/15/39	40	40,832
		143,351
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46	85	71,959
Honeywell International Inc.
2.80%, 06/01/50	110	74,368
3.81%, 11/21/47	95	77,039
5.00%, 03/01/35	100	100,957
5.25%, 03/01/54	105	104,561
5.35%, 03/01/64	50	50,332
5.38%, 03/01/41	75	77,768
5.70%, 03/15/36	65	69,745
5.70%, 03/15/37	46	49,130
Tyco Electronics Group SA, 7.13%, 10/01/37	55	64,522
		740,381
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	64	64,116
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41(f)	200	152,589
Cellnex Finance Co. SA, 3.88%, 07/07/41(a)	40	32,149
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)	30	21,392
Mexico City Airport Trust, 5.50%, 07/31/47(f)	200	164,322
		370,452
Security	Par (000)	Value
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42	$405	$342,604
5.14%, 03/15/52	715	575,461
5.39%, 03/15/62	285	227,740
		1,145,805
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50	60	42,330
5.70%, 05/15/41	45	46,835
6.20%, 03/01/40	50	55,108
Waste Connections Inc.
2.95%, 01/15/52	110	73,293
3.05%, 04/01/50	55	37,652
Waste Management Inc.
2.50%, 11/15/50	55	34,093
2.95%, 06/01/41	30	22,797
4.10%, 03/01/45	70	60,462
4.15%, 07/15/49	95	81,535
5.35%, 10/15/54	130	132,200
		586,305
Food — 1.0%
Conagra Brands Inc.
5.30%, 11/01/38	128	124,469
5.40%, 11/01/48	115	110,355
General Mills Inc.
3.00%, 02/01/51	75	50,184
4.15%, 02/15/43(b)	20	17,249
4.70%, 04/17/48	65	59,365
5.40%, 06/15/40	45	45,406
Grupo Bimbo SAB de CV
4.00%, 09/06/49(f)	200	158,057
4.70%, 11/10/47(f)	200	174,279
Hershey Co. (The)
2.65%, 06/01/50	60	38,414
3.13%, 11/15/49	66	46,754
3.38%, 08/15/46	5	3,835
Hormel Foods Corp., 3.05%, 06/03/51	65	45,218
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(f)	200	168,927
Ingredion Inc., 3.90%, 06/01/50	45	35,009
J.M. Smucker Co. (The)
2.75%, 09/15/41	50	35,077
3.55%, 03/15/50	15	10,980
4.25%, 03/15/35	109	101,547
4.38%, 03/15/45	46	39,525
6.50%, 11/15/43	85	93,665
6.50%, 11/15/53(b)	120	134,510
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	115	90,768
6.50%, 12/01/52	140	148,857
7.25%, 11/15/53	110	127,637
Kellanova
4.50%, 04/01/46	80	70,870
5.75%, 05/16/54	30	31,694
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	62	63,201
Kraft Heinz Foods Co.
4.38%, 06/01/46	310	263,430
4.63%, 10/01/39	36	33,273
4.88%, 10/01/49	170	153,463

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.00%, 07/15/35	$95	$94,546
5.00%, 06/04/42	115	108,435
5.20%, 07/15/45	185	175,314
5.50%, 06/01/50	85	83,806
6.50%, 02/09/40	65	71,827
6.88%, 01/26/39	90	102,557
7.13%, 08/01/39(a)	85	98,224
Kroger Co. (The)
3.88%, 10/15/46	30	23,740
3.95%, 01/15/50	110	87,691
4.45%, 02/01/47	110	95,001
4.65%, 01/15/48	75	66,339
5.00%, 04/15/42	25	23,706
5.15%, 08/01/43	30	28,758
5.40%, 07/15/40	15	14,965
5.40%, 01/15/49	60	59,579
5.50%, 09/15/54	215	213,313
5.65%, 09/15/64	175	173,185
6.90%, 04/15/38	56	63,597
Mars Inc.
2.38%, 07/16/40(a)	50	34,665
2.45%, 07/16/50(a)	50	29,824
3.88%, 04/01/39(a)	110	96,017
3.95%, 04/01/44(a)	50	41,389
3.95%, 04/01/49(a)	140	113,692
4.13%, 04/01/54(a)	53	43,421
4.20%, 04/01/59(a)	70	56,855
McCormick & Co. Inc./MD, 4.20%, 08/15/47	51	43,365
Mondelez International Inc., 2.63%, 09/04/50	135	84,448
Nestle Holdings Inc.
2.63%, 09/14/51(a)	55	35,321
3.90%, 09/24/38(a)	240	215,757
4.00%, 09/24/48(a)	20	16,839
4.70%, 01/15/53(a)	150	140,393
Sysco Corp.
3.15%, 12/14/51	100	68,106
3.30%, 02/15/50	55	39,270
4.45%, 03/15/48	55	47,053
4.50%, 04/01/46	75	65,062
4.85%, 10/01/45	43	39,428
5.38%, 09/21/35	20	20,562
6.60%, 04/01/40	35	38,927
6.60%, 04/01/50	134	152,641
Tesco PLC, 6.15%, 11/15/37(a)	40	41,317
The Campbell's Co.
3.13%, 04/24/50	55	37,729
4.80%, 03/15/48	80	72,979
5.25%, 10/13/54	50	48,270
Tyson Foods Inc.
4.55%, 06/02/47	85	73,451
5.10%, 09/28/48	160	149,759
5.15%, 08/15/44	55	52,013
		5,959,154
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47	40	36,088
5.50%, 04/30/49(f)	200	179,333
International Paper Co.
4.35%, 08/15/48	92	78,266
4.40%, 08/15/47	84	72,470
4.80%, 06/15/44	75	69,215
Security	Par (000)	Value
Forest Products & Paper (continued)
5.00%, 09/15/35	$40	$40,142
5.15%, 05/15/46	30	28,582
6.00%, 11/15/41	65	69,564
Suzano Austria GmbH, 7.00%, 03/16/47(f)	200	214,782
		788,442
Gas — 0.4%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(c)	100	101,875
APA Infrastructure Ltd., 5.00%, 03/23/35(a)	20	19,330
Atmos Energy Corp.
2.85%, 02/15/52	80	52,036
3.38%, 09/15/49	50	36,744
4.13%, 10/15/44	50	42,910
4.13%, 03/15/49	80	66,424
4.15%, 01/15/43	50	43,566
4.30%, 10/01/48	85	74,062
5.50%, 06/15/41	45	46,600
5.75%, 10/15/52	70	74,068
6.20%, 11/15/53	50	56,615
Boston Gas Co.
4.49%, 02/15/42(a)	30	25,664
6.12%, 07/20/53(a)	50	51,641
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(a)	83	66,925
4.49%, 03/04/49(a)	45	37,132
4.50%, 03/10/46(a)	50	41,938
6.42%, 07/18/54(a)	55	59,891
CenterPoint Energy Resources Corp.
4.10%, 09/01/47	46	37,494
5.85%, 01/15/41	50	52,163
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)	55	35,725
KeySpan Gas East Corp.
3.59%, 01/18/52(a)	55	38,421
5.82%, 04/01/41(a)	65	65,103
NiSource Inc.
3.95%, 03/30/48	105	84,364
4.38%, 05/15/47	120	103,677
4.80%, 02/15/44	85	78,744
5.00%, 06/15/52	50	46,676
5.25%, 02/15/43	10	9,816
5.65%, 02/01/45	70	71,449
5.95%, 06/15/41	50	52,433
ONE Gas Inc.
4.50%, 11/01/48	15	13,109
4.66%, 02/01/44	105	96,331
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	60	42,306
3.64%, 11/01/46	60	45,662
4.65%, 08/01/43	10	9,075
5.05%, 05/15/52	50	46,449
5.10%, 02/15/35	25	24,838
Southern California Gas Co.
3.75%, 09/15/42	55	45,226
5.13%, 11/15/40	25	24,782
5.60%, 04/01/54	50	51,872
5.75%, 06/01/53	65	68,360
6.35%, 11/15/52	80	90,996
Series UU, 4.13%, 06/01/48	55	45,363
Series VV, 4.30%, 01/15/49	50	42,706
Series WW, 3.95%, 02/15/50	45	36,273

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	$65	$52,666
4.40%, 06/01/43	39	34,358
4.40%, 05/30/47	60	51,841
5.88%, 03/15/41	51	53,830
Southwest Gas Corp.
3.18%, 08/15/51	30	19,976
3.80%, 09/29/46	20	15,375
4.15%, 06/01/49	40	32,002
Washington Gas Light Co.
3.65%, 09/15/49	52	39,373
Series K, 3.80%, 09/15/46	85	67,181
WGL Holdings Inc., 4.60%, 11/01/44	15	12,612
		2,636,048
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50	80	56,558
4.10%, 03/01/48	30	25,496
Stanley Black & Decker Inc.
2.75%, 11/15/50	96	58,658
4.85%, 11/15/48	60	54,360
5.20%, 09/01/40	30	29,470
		224,542
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36	224	222,426
4.75%, 04/15/43	75	73,471
4.90%, 11/30/46	370	362,852
5.30%, 05/27/40	80	83,415
6.00%, 04/01/39	15	16,695
6.15%, 11/30/37	83	93,080
Alcon Finance Corp.
3.80%, 09/23/49(a)	50	38,951
5.75%, 12/06/52(a)	20	20,889
Baxter International Inc.
3.13%, 12/01/51	105	69,321
3.50%, 08/15/46	40	29,155
Boston Scientific Corp.
4.55%, 03/01/39	40	37,991
4.70%, 03/01/49(b)	74	69,101
6.50%, 11/15/35	27	30,398
7.38%, 01/15/40	35	42,251
Danaher Corp.
2.60%, 10/01/50	105	67,021
2.80%, 12/10/51	115	75,781
4.38%, 09/15/45	60	54,037
DH Europe Finance II SARL
3.25%, 11/15/39	100	81,017
3.40%, 11/15/49	97	72,952
GE HealthCare Technologies Inc., 6.38%, 11/22/52	105	119,102
Koninklijke Philips NV
5.00%, 03/15/42	45	42,321
6.88%, 03/11/38	55	61,409
Medtronic Inc.
4.38%, 03/15/35	240	231,616
4.63%, 03/15/45	199	184,424
Revvity Inc., 3.63%, 03/15/51	50	36,175
Solventum Corp.
5.90%, 04/30/54(a)	135	138,342
6.00%, 05/15/64(a)	60	61,329
Security	Par (000)	Value
Health Care - Products (continued)
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	$65	$48,543
Stryker Corp.
2.90%, 06/15/50	15	10,334
4.10%, 04/01/43	50	42,892
4.38%, 05/15/44	65	57,293
4.63%, 03/15/46	125	113,810
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	120	88,383
4.10%, 08/15/47	86	73,557
5.30%, 02/01/44	40	40,003
5.40%, 08/10/43(b)	65	66,675
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45	45	39,425
5.75%, 11/30/39	40	41,480
		3,037,917
Health Care - Services — 2.4%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	30	19,959
Adventist Health System/West, 3.63%, 03/01/49	45	32,934
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	52	39,325
4.27%, 08/15/48	41	36,242
Series 2020, 3.01%, 06/15/50	50	35,115
Aetna Inc.
3.88%, 08/15/47	120	90,812
4.13%, 11/15/42	65	52,585
4.50%, 05/15/42	60	51,566
4.75%, 03/15/44	35	30,560
6.63%, 06/15/36	111	121,438
6.75%, 12/15/37	45	49,312
AHS Hospital Corp.
5.02%, 07/01/45	35	34,543
Series 2021, 2.78%, 07/01/51	60	39,886
Allina Health System
2.90%, 11/15/51	10	6,597
Series 2019, 3.89%, 04/15/49	65	52,878
Ascension Health
3.95%, 11/15/46	115	97,898
4.85%, 11/15/53	85	81,009
Series B, 3.11%, 11/15/39	35	27,845
Banner Health
2.91%, 01/01/42	45	33,549
2.91%, 01/01/51	30	20,417
Series 2020, 3.18%, 01/01/50	35	25,313
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	5	3,080
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	48,656
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	65	53,162
Baylor Scott & White Holdings
3.97%, 11/15/46	15	12,660
4.19%, 11/15/45	65	56,896
Series 2021, 2.84%, 11/15/50	120	81,229
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	40	28,310
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	10	7,158
Children's Health System of Texas, 2.51%, 08/15/50	55	34,415
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	30	26,027

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 2020, 2.59%, 02/01/50	$55	$35,660
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	40	36,055
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	20	13,442
Cigna Group (The)
3.20%, 03/15/40	110	84,723
3.40%, 03/15/50	150	106,438
3.40%, 03/15/51	185	130,424
3.88%, 10/15/47	125	97,505
4.80%, 08/15/38	174	165,024
4.80%, 07/15/46	100	90,701
4.90%, 12/15/48	330	300,368
5.60%, 02/15/54	170	170,550
6.13%, 11/15/41	61	65,204
City of Hope
Series 2013, 5.62%, 11/15/43	25	24,786
Series 2018, 4.38%, 08/15/48	55	46,752
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	43,169
CommonSpirit Health
3.82%, 10/01/49	87	68,984
3.91%, 10/01/50	75	58,901
4.19%, 10/01/49	111	92,190
4.35%, 11/01/42	95	80,442
5.55%, 12/01/54	10	10,135
6.46%, 11/01/52	40	45,280
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50	10	6,726
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	40	30,563
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	55	40,839
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	40	31,962
Dignity Health, 4.50%, 11/01/42	35	30,733
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	65	54,201
Elevance Health Inc.
3.13%, 05/15/50	105	71,485
3.60%, 03/15/51	105	77,684
3.70%, 09/15/49	95	71,826
4.38%, 12/01/47	153	130,187
4.55%, 03/01/48	115	100,264
4.55%, 05/15/52	65	55,853
4.63%, 05/15/42	105	95,073
4.65%, 01/15/43	150	136,384
4.65%, 08/15/44	110	99,067
5.10%, 01/15/44	71	67,776
5.13%, 02/15/53	125	117,750
5.65%, 06/15/54	115	116,781
5.70%, 02/15/55	100	102,796
5.85%, 01/15/36	50	52,679
5.85%, 11/01/64	125	128,869
5.95%, 12/15/34	10	10,691
6.10%, 10/15/52	95	101,714
6.38%, 06/15/37	50	54,798
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	5	4,878
Hackensack Meridian Health Inc.
4.21%, 07/01/48	70	60,991
4.50%, 07/01/57	45	39,946
Series 2020, 2.68%, 09/01/41	15	10,821
Series 2020, 2.88%, 09/01/50	63	42,543
Security	Par (000)	Value
Health Care - Services (continued)
Hartford HealthCare Corp., 3.45%, 07/01/54	$30	$22,318
HCA Inc.
3.50%, 07/15/51	170	117,149
4.38%, 03/15/42	25	21,253
4.63%, 03/15/52	220	182,655
5.13%, 06/15/39	115	109,302
5.25%, 06/15/49	225	206,592
5.50%, 06/15/47	170	163,055
5.90%, 06/01/53	110	110,168
5.95%, 09/15/54	120	120,970
6.00%, 04/01/54	170	172,593
6.10%, 04/01/64	70	70,751
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)	130	87,480
5.88%, 06/15/54(a)	75	76,350
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	20	16,009
Humana Inc.
3.95%, 08/15/49	65	49,987
4.63%, 12/01/42	51	44,413
4.80%, 03/15/47	70	60,954
4.95%, 10/01/44	100	89,753
5.50%, 03/15/53	100	95,963
5.75%, 04/15/54	75	74,704
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	45	37,746
Series 2021, 2.85%, 11/01/51	40	26,971
Inova Health System Foundation, 4.07%, 05/15/52	25	21,251
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	60	45,880
Iowa Health System, Series 2020, 3.67%, 02/15/50	40	31,158
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	25,099
Kaiser Foundation Hospitals
4.15%, 05/01/47	124	107,306
4.88%, 04/01/42	90	87,756
Series 2019, 3.27%, 11/01/49	120	88,256
Series 2021, 2.81%, 06/01/41	170	126,315
Series 2021, 3.00%, 06/01/51	130	90,732
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	103	93,063
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	33,408
Series 2017, 3.77%, 07/01/48	40	32,573
Series 2020, 3.19%, 07/01/49	50	36,336
Series 2020, 3.34%, 07/01/60	50	35,170
Mayo Clinic
3.77%, 11/15/43	40	33,894
Series 2013, 4.00%, 11/15/47	35	29,601
Series 2016, 4.13%, 11/15/52	30	26,025
Series 2021, 3.20%, 11/15/61	75	50,763
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	50	44,636
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	45	33,793
Memorial Health Services, 3.45%, 11/01/49	40	30,416
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	50	43,070
5.00%, 07/01/42	45	44,319
Series 2015, 4.20%, 07/01/55	5	4,287
Series 2020, 2.96%, 01/01/50	55	38,467
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	15	9,922
Montefiore Obligated Group
4.29%, 09/01/50	45	33,851

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 18-C, 5.25%, 11/01/48	$45	$38,057
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	15	11,695
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	55	40,349
Series 2019, 3.74%, 07/01/49	55	37,257
Series 2020, 3.39%, 07/01/50	20	12,310
MultiCare Health System, 2.80%, 08/15/50(b)	30	18,705
MyMichigan Health, Series 2020, 3.41%, 06/01/50	45	33,580
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	5	4,650
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	45	31,495
2.61%, 08/01/60(b)	10	5,972
4.02%, 08/01/45	75	64,658
4.06%, 08/01/56	15	12,624
Series 2019, 3.95%	40	29,608
Northwell Healthcare Inc.
3.81%, 11/01/49	55	42,998
3.98%, 11/01/46	60	48,433
4.26%, 11/01/47	85	71,917
Novant Health Inc.
2.64%, 11/01/36	90	71,840
3.17%, 11/01/51	85	59,845
NYU Langone Hospitals
4.37%, 07/01/47	65	57,924
4.78%, 07/01/44	25	23,850
Series 2020, 3.38%, 07/01/55	40	28,687
OhioHealth Corp.
2.83%, 11/15/41	5	3,691
Series 2020, 3.04%, 11/15/50	50	35,383
Orlando Health Obligated Group
3.33%, 10/01/50	30	22,293
4.09%, 10/01/48	45	38,524
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	55	49,886
Series 2020, 3.22%, 11/15/50	35	23,849
Piedmont Healthcare Inc., 2.86%, 01/01/52	55	36,565
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	95	58,703
Series A, 3.93%, 10/01/48	50	39,886
Series I, 3.74%, 10/01/47	30	23,311
Quest Diagnostics Inc., 4.70%, 03/30/45	40	36,428
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	40	28,702
Roche Holdings Inc.
2.61%, 12/13/51(a)	200	126,977
4.00%, 11/28/44(a)	170	146,662
7.00%, 03/01/39(a)	145	173,917
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(b)	65	43,079
Sentara Health, 2.93%, 11/01/51	5	3,407
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	25	16,084
Stanford Health Care
3.03%, 08/15/51	5	3,509
Series 2018, 3.80%, 11/15/48	98	80,915
Sutter Health
5.55%, 08/15/53	60	64,398
Series 2018, 4.09%, 08/15/48	36	30,741
Series 20A, 3.16%, 08/15/40	20	15,719
Series 20A, 3.36%, 08/15/50	60	44,904
Security	Par (000)	Value
Health Care - Services (continued)
Texas Health Resources
2.33%, 11/15/50	$10	$6,016
4.33%, 11/15/55	45	40,019
Toledo Hospital (The)
4.98%, 11/15/45	30	23,124
5.75%, 11/15/38	90	90,588
6.02%, 11/15/48	45	41,549
Trinity Health Corp.
4.13%, 12/01/45	55	47,218
Series 2019, 3.43%, 12/01/48	50	39,238
Series 2021, 2.63%, 12/01/40	15	10,912
UnitedHealth Group Inc.
2.75%, 05/15/40	70	51,827
2.90%, 05/15/50	125	83,274
3.05%, 05/15/41	170	129,471
3.13%, 05/15/60	35	22,590
3.25%, 05/15/51	235	166,517
3.50%, 08/15/39	140	116,534
3.70%, 08/15/49	140	108,788
3.75%, 10/15/47	90	71,266
3.88%, 08/15/59	140	106,953
3.95%, 10/15/42	85	72,145
4.20%, 01/15/47	105	89,477
4.25%, 03/15/43	103	91,751
4.25%, 04/15/47	85	72,962
4.25%, 06/15/48	150	127,967
4.38%, 03/15/42	70	62,984
4.45%, 12/15/48	125	109,958
4.63%, 07/15/35	110	107,727
4.63%, 11/15/41	85	79,029
4.75%, 07/15/45	107	100,079
4.75%, 05/15/52	205	187,903
4.95%, 05/15/62	120	111,309
5.05%, 04/15/53	205	196,096
5.20%, 04/15/63	195	187,991
5.38%, 04/15/54	165	165,225
5.50%, 07/15/44	260	266,653
5.50%, 04/15/64	120	120,842
5.63%, 07/15/54	345	358,357
5.75%, 07/15/64	225	235,422
5.80%, 03/15/36	90	96,122
5.88%, 02/15/53	220	235,251
5.95%, 02/15/41	50	53,482
6.05%, 02/15/63	160	174,537
6.50%, 06/15/37	50	56,488
6.63%, 11/15/37	65	74,344
6.88%, 02/15/38	80	93,923
UPMC, 5.38%, 05/15/43	20	20,342
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	30	20,352
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	44	38,598
Series 2021, 3.07%, 03/01/51	45	30,299
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	55	33,982
		14,999,940
Holding Companies - Diversified — 0.3%
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/54(a)	200	190,760
Gaci First Investment Co.
4.88%, 02/14/35(f)	200	193,529

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.13%, 02/14/53(f)	$200	$175,751
5.38%, 01/29/54(f)	200	182,663
JAB Holdings BV, 3.75%, 05/28/51(a)	35	23,748
MDGH GMTN RSC Ltd.
3.40%, 06/07/51(f)	200	142,700
3.70%, 11/07/49(f)	200	151,811
3.95%, 05/21/50(f)	200	157,956
Temasek Financial I Ltd.
2.50%, 10/06/70(a)	250	158,375
5.38%, 11/23/39(a)	250	271,881
		1,649,174
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61(b)	15	12,094
6.00%, 01/15/43	70	72,620
PulteGroup Inc., 6.00%, 02/15/35	45	47,725
		132,439
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51	75	50,056
Whirlpool Corp.
4.50%, 06/01/46	56	45,314
4.60%, 05/15/50	60	48,015
		143,385
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47	75	60,579
5.00%, 06/15/52	30	28,679
Kimberly-Clark Corp.
2.88%, 02/07/50	30	20,624
3.20%, 07/30/46	65	48,076
3.90%, 05/04/47	70	57,474
5.30%, 03/01/41	30	30,637
6.63%, 08/01/37	100	116,313
SC Johnson & Son Inc.
4.75%, 10/15/46(a)	40	35,746
4.80%, 09/01/40(a)	50	45,832
		443,960
Housewares — 0.0%
Newell Brands Inc.
6.88%, 04/01/36(b)	48	48,902
7.00%, 04/01/46	72	68,889
		117,791
Insurance — 2.3%
Aflac Inc.
4.00%, 10/15/46	30	24,625
4.75%, 01/15/49	80	73,417
AIA Group Ltd.
3.20%, 09/16/40(a)	205	158,942
4.50%, 03/16/46(a)	55	50,497
Alleghany Corp.
3.25%, 08/15/51	50	35,564
4.90%, 09/15/44	45	43,011
Allstate Corp. (The)
3.85%, 08/10/49	50	39,694
4.20%, 12/15/46	85	71,792
4.50%, 06/15/43	60	53,543
5.55%, 05/09/35	50	52,302
5.95%, 04/01/36	50	54,221
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(c)	55	57,269
American Financial Group Inc./OH, 4.50%, 06/15/47	50	43,717
Security	Par (000)	Value
Insurance (continued)
American International Group Inc.
3.88%, 01/15/35	$5	$4,540
4.38%, 06/30/50	110	95,609
4.50%, 07/16/44	95	85,028
4.75%, 04/01/48	125	115,407
4.80%, 07/10/45	105	97,443
6.25%, 05/01/36	25	27,112
AmFam Holdings Inc., 3.83%, 03/11/51(a)	72	44,879
Aon Corp., 6.25%, 09/30/40	40	43,286
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	75	48,991
3.90%, 02/28/52	85	66,397
Aon Global Ltd.
4.60%, 06/14/44	50	44,698
4.75%, 05/15/45	84	76,414
Aon North America Inc., 5.75%, 03/01/54	210	217,970
Arch Capital Finance LLC, 5.03%, 12/15/46	50	46,945
Arch Capital Group Ltd., 3.64%, 06/30/50	125	94,417
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	52,539
Arthur J Gallagher & Co.
3.05%, 03/09/52	55	35,962
3.50%, 05/20/51	100	72,656
5.75%, 03/02/53	82	84,020
5.75%, 07/15/54	70	72,148
6.75%, 02/15/54	35	40,732
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (1mo. LIBOR US + 2.215%)(a)(c)	25	23,020
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	60	43,601
Athene Holding Ltd.
3.45%, 05/15/52	80	54,266
3.95%, 05/25/51	75	57,292
6.25%, 04/01/54	85	89,639
Beacon Funding Trust, 6.27%, 08/15/54(a)	100	102,888
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	40	25,068
2.85%, 10/15/50	215	144,335
3.85%, 03/15/52	240	193,242
4.20%, 08/15/48	233	204,168
4.25%, 01/15/49	196	173,846
4.30%, 05/15/43	70	63,431
4.40%, 05/15/42	100	94,211
5.75%, 01/15/40	63	69,076
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	130	124,727
Brighthouse Financial Inc.
3.85%, 12/22/51	50	34,286
4.70%, 06/22/47	119	97,461
Brown & Brown Inc., 4.95%, 03/17/52	60	54,089
Chubb Corp. (The)
6.00%, 05/11/37	56	61,019
Series 1, 6.50%, 05/15/38	70	79,696
Chubb INA Holdings LLC
2.85%, 12/15/51	110	74,367
3.05%, 12/15/61	105	68,219
4.15%, 03/13/43	55	48,152
4.35%, 11/03/45	165	147,233
6.70%, 05/15/36	30	34,338
Corebridge Financial Inc.
4.35%, 04/05/42	70	60,597
4.40%, 04/05/52	150	126,319
Empower Finance 2020 LP, 3.08%, 09/17/51(a)	60	40,085
Equitable Holdings Inc., 5.00%, 04/20/48	73	68,328

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	$110	$72,701
3.50%, 10/15/50	115	82,646
4.87%, 06/01/44	50	45,311
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55(a)	50	52,105
6.35%, 03/22/54	40	42,603
Farmers Insurance Exchange, 4.75%, 11/01/57, (3-mo. LIBOR US + 3.231%)(a)(b)(c)	45	37,218
Fidelity National Financial Inc., 3.20%, 09/17/51	50	32,666
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)	30	31,814
Global Atlantic Fin Co., 6.75%, 03/15/54(a)	5	5,274
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)	95	84,049
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)	70	57,994
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)	35	24,830
4.85%, 01/24/77(a)	45	39,822
4.88%, 06/19/64(a)	55	49,257
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	15	9,973
3.60%, 08/19/49	70	53,708
4.30%, 04/15/43	40	35,199
4.40%, 03/15/48	55	48,006
5.95%, 10/15/36	45	47,972
6.10%, 10/01/41	95	101,225
Jackson Financial Inc., 4.00%, 11/23/51	70	51,558
Liberty Mutual Group Inc.
3.95%, 10/15/50(a)	195	148,353
3.95%, 05/15/60(a)	80	57,039
4.30%, 02/01/61(a)	85	55,263
5.50%, 06/15/52(a)	80	76,980
7.80%, 03/15/37(a)	50	55,954
Lincoln National Corp.
4.35%, 03/01/48	60	48,923
4.38%, 06/15/50	45	36,622
7.00%, 06/15/40	60	67,931
Loews Corp.
4.13%, 05/15/43	85	74,222
6.00%, 02/01/35	10	10,892
Manulife Financial Corp., 5.38%, 03/04/46	100	101,538
Markel Group Inc.
3.45%, 05/07/52	65	45,602
4.15%, 09/17/50	61	48,650
4.30%, 11/01/47	45	36,765
5.00%, 04/05/46	40	36,522
5.00%, 05/20/49	60	54,779
6.00%, 05/16/54	75	78,301
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	40	26,390
4.20%, 03/01/48	65	55,376
4.35%, 01/30/47	55	48,218
4.75%, 03/15/39	75	72,167
4.90%, 03/15/49	145	136,691
5.35%, 11/15/44	50	50,791
5.40%, 03/15/55	225	228,446
5.45%, 03/15/53	70	71,258
5.45%, 03/15/54	60	61,243
5.70%, 09/15/53	105	111,178
6.25%, 11/01/52	45	50,951
Security	Par (000)	Value
Insurance (continued)
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	$35	$22,220
3.38%, 04/15/50(a)	45	32,200
3.73%, 10/15/70(a)	76	52,604
4.90%, 04/01/77(a)	90	77,634
5.67%, 12/01/52(a)	85	85,143
MBIA Inc., 5.70%, 12/01/34	38	34,705
MetLife Capital Trust IV, 7.88%, 12/15/37(a)	30	32,969
MetLife Inc.
4.05%, 03/01/45	110	92,990
4.13%, 08/13/42	96	83,505
4.60%, 05/13/46	105	96,206
4.72%, 12/15/44	60	55,557
4.88%, 11/13/43	116	110,402
5.00%, 07/15/52	120	114,874
5.25%, 01/15/54	115	114,220
5.30%, 12/15/34	50	51,370
5.70%, 06/15/35	120	127,217
5.88%, 02/06/41	65	68,890
6.40%, 12/15/66	145	151,015
10.75%, 08/01/69	31	42,361
Mutual of Omaha Insurance Co., 6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(c)	35	36,146
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)	130	100,356
5.30%, 11/18/44(a)	40	38,508
6.75%, 05/15/87	20	20,496
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)	145	114,378
9.38%, 08/15/39(a)	75	98,372
New York Life Insurance Co.
3.75%, 05/15/50(a)	150	115,947
4.45%, 05/15/69(a)	105	87,287
6.75%, 11/15/39(a)	115	132,249
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)	115	83,125
3.63%, 09/30/59(a)	150	107,701
3.85%, 09/30/47(a)	140	110,224
6.06%, 03/30/40(a)	125	133,234
Old Republic International Corp., 3.85%, 06/11/51	90	66,955
Pacific Life Insurance Co., 4.30%, 10/24/67, (3-mo. LIBOR US + 2.796%)(a)(c)	90	73,480
Pacific LifeCorp.
3.35%, 09/15/50(a)	80	56,748
5.13%, 01/30/43(a)	55	52,656
5.40%, 09/15/52(a)	90	89,437
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	55	37,277
Pine Street Trust II, 5.57%, 02/15/49(a)	110	106,632
Principal Financial Group Inc.
4.30%, 11/15/46	45	38,945
4.35%, 05/15/43	51	45,101
4.63%, 09/15/42	20	18,372
5.50%, 03/15/53	35	35,153
6.05%, 10/15/36	45	48,683
Progressive Corp. (The)
3.70%, 03/15/52	65	50,721
3.95%, 03/26/50	50	40,929
4.13%, 04/15/47	97	82,516
4.20%, 03/15/48	60	51,841
4.35%, 04/25/44	45	40,264

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Provident Financing Trust I, 7.41%, 03/15/38	$25	$26,947
Prudential Financial Inc.
3.00%, 03/10/40	50	38,301
3.70%, 03/13/51	170	129,771
3.91%, 12/07/47	105	84,366
3.94%, 12/07/49	130	104,297
4.35%, 02/25/50	115	98,930
4.42%, 03/27/48	55	47,869
4.60%, 05/15/44	98	89,589
5.70%, 12/14/36	55	58,333
6.63%, 12/01/37	60	68,064
6.63%, 06/21/40	50	57,568
Securian Financial Group Inc., 4.80%, 04/15/48(a)	35	31,140
Selective Insurance Group Inc., 5.38%, 03/01/49	55	53,133
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)	155	110,343
4.27%, 05/15/47(a)	240	201,913
4.90%, 09/15/44(a)	145	135,698
6.85%, 12/16/39(a)	100	115,040
Transatlantic Holdings Inc., 8.00%, 11/30/39	45	57,252
Travelers Companies Inc. (The)
2.55%, 04/27/50	50	31,459
3.05%, 06/08/51	50	34,685
3.75%, 05/15/46	35	28,246
4.00%, 05/30/47	110	92,192
4.05%, 03/07/48	70	59,091
4.10%, 03/04/49	60	50,613
4.30%, 08/25/45	60	52,621
4.60%, 08/01/43	35	32,406
5.35%, 11/01/40	85	86,988
5.45%, 05/25/53	95	98,618
6.25%, 06/15/37	85	94,425
6.75%, 06/20/36	50	57,503
Unum Group
4.05%, 08/15/41(a)(b)	90	73,918
4.13%, 06/15/51	35	27,486
4.50%, 12/15/49	70	58,562
5.75%, 08/15/42	60	61,217
W R Berkley Corp.
3.15%, 09/30/61	45	28,425
3.55%, 03/30/52	25	18,252
4.00%, 05/12/50	70	56,248
4.75%, 08/01/44	60	55,129
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)	60	42,583
5.15%, 01/15/49(a)(b)	35	32,467
Willis North America Inc.
3.88%, 09/15/49	55	42,897
5.05%, 09/15/48	50	46,495
5.90%, 03/05/54	90	93,338
XL Group Ltd., 5.25%, 12/15/43	55	52,742
		14,112,737
Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	200	142,263
3.15%, 02/09/51	230	157,327
4.00%, 12/06/37	55	48,709
4.20%, 12/06/47	235	197,759
4.40%, 12/06/57	65	54,946
Alphabet Inc.
1.90%, 08/15/40	215	147,049
Security	Par (000)	Value
Internet (continued)
2.05%, 08/15/50	$265	$157,447
2.25%, 08/15/60	90	52,381
Amazon.com Inc.
2.50%, 06/03/50	270	171,101
2.70%, 06/03/60	213	130,187
2.88%, 05/12/41	180	137,984
3.10%, 05/12/51	290	206,688
3.25%, 05/12/61	190	131,783
3.88%, 08/22/37	275	249,818
3.95%, 04/13/52	300	250,340
4.05%, 08/22/47	342	295,701
4.10%, 04/13/62	135	112,247
4.25%, 08/22/57	245	212,698
4.80%, 12/05/34	115	116,842
4.95%, 12/05/44	185	185,750
eBay Inc.
3.65%, 05/10/51	100	74,865
4.00%, 07/15/42	105	86,767
Meta Platforms Inc.
4.45%, 08/15/52	310	277,081
4.65%, 08/15/62	150	135,449
5.40%, 08/15/54	325	332,235
5.55%, 08/15/64	215	222,713
5.60%, 05/15/53	285	301,024
5.75%, 05/15/63	180	191,741
Netflix Inc., 5.40%, 08/15/54	70	71,774
Prosus NV
3.83%, 02/08/51(f)	200	132,845
4.03%, 08/03/50(f)	200	138,567
Tencent Holdings Ltd.
3.24%, 06/03/50(f)	200	140,881
3.29%, 06/03/60(f)	200	134,527
3.84%, 04/22/51(f)	200	156,618
3.93%, 01/19/38(f)	200	176,018
Uber Technologies Inc., 5.35%, 09/15/54	25	24,449
		5,756,574
Iron & Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/54	55	56,820
6.75%, 03/01/41	65	69,731
7.00%, 10/15/39	60	66,355
Cleveland-Cliffs Inc., 6.25%, 10/01/40	30	26,884
Nucor Corp.
2.98%, 12/15/55	84	53,936
3.85%, 04/01/52	85	67,087
6.40%, 12/01/37	85	94,728
Steel Dynamics Inc., 3.25%, 10/15/50	45	31,396
U.S. Steel Corp., 6.65%, 06/01/37	30	30,557
Vale Overseas Ltd.
6.88%, 11/21/36	75	82,339
6.88%, 11/10/39	115	125,763
Vale SA, 5.63%, 09/11/42	115	113,995
		819,591
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52	35	28,924
Harley-Davidson Inc., 4.63%, 07/28/45	45	37,841
		66,765
Machinery — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	40	36,904

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Caterpillar Inc.
3.25%, 09/19/49	$110	$81,026
3.25%, 04/09/50	50	36,658
3.80%, 08/15/42	190	160,782
4.30%, 05/15/44	60	53,947
4.75%, 05/15/64	35	32,402
5.20%, 05/27/41	91	92,578
6.05%, 08/15/36	60	66,805
Deere & Co.
2.88%, 09/07/49	55	38,218
3.75%, 04/15/50	40	32,717
3.90%, 06/09/42	124	107,346
Dover Corp.
5.38%, 10/15/35	40	41,518
5.38%, 03/01/41	45	45,522
Ingersoll Rand Inc., 5.70%, 06/15/54	30	31,162
Otis Worldwide Corp.
3.11%, 02/15/40	90	70,613
3.36%, 02/15/50	85	62,562
Rockwell Automation Inc.
2.80%, 08/15/61	25	15,044
4.20%, 03/01/49	85	73,931
Xylem Inc./New York, 4.38%, 11/01/46	20	17,225
		1,096,960
Manufacturing — 0.2%
3M Co.
3.13%, 09/19/46	70	50,634
3.25%, 08/26/49	115	83,282
3.63%, 10/15/47	35	27,007
3.70%, 04/15/50	50	38,658
3.88%, 06/15/44	30	24,868
4.00%, 09/14/48	115	97,279
5.70%, 03/15/37(b)	67	71,079
Eaton Corp.
3.92%, 09/15/47	15	12,337
4.15%, 11/02/42	130	115,045
4.70%, 08/23/52	95	88,676
Illinois Tool Works Inc.
3.90%, 09/01/42	135	115,457
4.88%, 09/15/41	51	49,610
Parker-Hannifin Corp.
4.00%, 06/14/49	95	79,079
4.10%, 03/01/47	70	59,091
4.45%, 11/21/44	60	53,800
6.25%, 05/15/38	25	27,474
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	188,637
3.30%, 09/15/46(a)	15	11,355
4.20%, 03/16/47(a)	275	238,904
4.40%, 05/27/45(a)	50	45,385
		1,477,657
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	165	118,623
3.50%, 03/01/42	145	103,018
3.70%, 04/01/51	210	138,912
3.85%, 04/01/61	185	118,441
3.90%, 06/01/52	255	173,261
3.95%, 06/30/62	125	80,737
Security	Par (000)	Value
Media (continued)
4.40%, 12/01/61	$170	$119,725
4.80%, 03/01/50	300	237,017
5.13%, 07/01/49	130	106,728
5.25%, 04/01/53(b)	165	140,132
5.38%, 04/01/38	105	96,869
5.38%, 05/01/47	265	226,693
5.50%, 04/01/63	115	96,226
5.75%, 04/01/48	253	225,872
6.38%, 10/23/35	200	205,779
6.48%, 10/23/45	256	252,179
6.83%, 10/23/55	85	86,419
Comcast Corp.
2.45%, 08/15/52	155	90,681
2.65%, 08/15/62	140	79,153
2.80%, 01/15/51	180	114,870
2.89%, 11/01/51	520	336,688
2.94%, 11/01/56	635	399,336
2.99%, 11/01/63	424	257,920
3.20%, 07/15/36	95	79,315
3.25%, 11/01/39	126	99,641
3.40%, 07/15/46	175	130,616
3.45%, 02/01/50	220	160,546
3.75%, 04/01/40	170	142,798
3.90%, 03/01/38	105	91,552
3.97%, 11/01/47	244	196,430
4.00%, 08/15/47	85	69,286
4.00%, 03/01/48	140	113,522
4.00%, 11/01/49	201	161,880
4.05%, 11/01/52	110	88,334
4.40%, 08/15/35	109	103,516
4.60%, 10/15/38	134	126,218
4.60%, 08/15/45	105	94,506
4.65%, 07/15/42	90	83,052
4.70%, 10/15/48	115	105,043
4.75%, 03/01/44	75	69,375
4.95%, 10/15/58	115	106,350
5.35%, 05/15/53	190	187,323
5.50%, 05/15/64	155	154,705
5.65%, 06/15/35	120	125,917
5.65%, 06/01/54	100	102,974
6.50%, 11/15/35	55	61,649
6.55%, 07/01/39	10	11,226
6.95%, 08/15/37	25	28,915
Cox Communications Inc.
2.95%, 10/01/50(a)	65	40,025
3.60%, 06/15/51(a)	75	52,625
4.50%, 06/30/43(a)	56	46,851
4.60%, 08/15/47(a)	25	20,392
4.70%, 12/15/42(a)	30	25,349
4.80%, 02/01/35(a)	70	65,441
5.80%, 12/15/53(a)	100	96,212
5.95%, 09/01/54(a)	90	88,041
8.38%, 03/01/39(a)	50	60,002
Discovery Communications LLC
4.00%, 09/15/55	30	20,551
5.00%, 09/20/37	70	61,510
5.20%, 09/20/47	165	136,160
6.35%, 06/01/40	150	145,504
Fox Corp.
5.48%, 01/25/39	160	157,381
5.58%, 01/25/49	135	131,366

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Grupo Televisa SAB
5.00%, 05/13/45	$45	$35,069
5.25%, 05/24/49	40	31,932
6.13%, 01/31/46	95	85,069
6.63%, 01/15/40	109	104,631
Historic TW Inc., 8.30%, 01/15/36(e)	15	16,232
NBCUniversal Media LLC
4.45%, 01/15/43	70	62,850
5.95%, 04/01/41	80	84,434
Paramount Global
4.38%, 03/15/43	150	115,381
4.60%, 01/15/45	60	46,796
4.85%, 07/01/42	54	44,647
4.90%, 08/15/44(b)	50	39,801
4.95%, 05/19/50	105	84,082
5.25%, 04/01/44	35	28,945
5.85%, 09/01/43	130	118,306
5.90%, 10/15/40	25	22,790
6.88%, 04/30/36	129	134,212
Sky Group Finance Ltd., 6.50%, 10/15/35(a)	75	82,311
Thomson Reuters Corp.
5.50%, 08/15/35	50	51,429
5.65%, 11/23/43	40	40,378
5.85%, 04/15/40	55	57,816
Time Warner Cable LLC
4.50%, 09/15/42	119	92,999
5.50%, 09/01/41	115	101,206
5.88%, 11/15/40	120	111,058
6.55%, 05/01/37	160	159,042
6.75%, 06/15/39	150	152,146
7.30%, 07/01/38	190	200,469
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	60	42,638
3.70%, 12/01/42	70	57,701
4.13%, 06/01/44	96	83,016
4.38%, 08/16/41	50	45,173
Series E, 4.13%, 12/01/41	60	52,562
Walt Disney Co. (The)
2.75%, 09/01/49	225	148,921
3.50%, 05/13/40	210	174,876
3.60%, 01/13/51	320	248,678
3.80%, 05/13/60	90	69,445
4.63%, 03/23/40	100	95,955
4.70%, 03/23/50	180	168,150
4.75%, 09/15/44	75	70,970
4.75%, 11/15/46	70	65,282
4.95%, 10/15/45	65	62,480
5.40%, 10/01/43	95	97,188
6.15%, 03/01/37	31	34,158
6.15%, 02/15/41	75	82,344
6.20%, 12/15/34	120	134,029
6.40%, 12/15/35	91	102,694
6.65%, 11/15/37	130	149,491
7.75%, 12/01/45	40	52,974
		11,790,134
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	75	63,222
4.38%, 06/15/45	40	35,783
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
Valmont Industries Inc.
5.00%, 10/01/44	$70	$65,815
5.25%, 10/01/54	5	4,688
		169,508
Mining — 0.7%
Anglo American Capital PLC, 4.75%, 03/16/52(f)	200	175,879
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	30,507
Barrick Gold Corp., 6.45%, 10/15/35	30	33,151
Barrick North America Finance LLC
5.70%, 05/30/41	109	112,167
5.75%, 05/01/43	109	113,068
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	100	105,375
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	120	105,668
5.00%, 09/30/43	280	273,303
5.50%, 09/08/53	85	87,637
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(f)	200	139,887
4.25%, 07/17/42(a)	200	158,643
4.38%, 02/05/49(f)	200	156,231
4.50%, 08/01/47(f)	200	159,852
5.63%, 09/21/35(a)	100	99,042
5.63%, 10/18/43(f)	200	187,216
6.30%, 09/08/53(f)	200	201,314
Freeport-McMoRan Inc., 5.45%, 03/15/43	195	189,385
Fresnillo PLC, 4.25%, 10/02/50(f)	200	146,492
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	55	54,176
6.00%, 11/15/41(a)	40	41,280
6.90%, 11/15/37(a)	64	71,755
Glencore Funding LLC
3.38%, 09/23/51(a)	35	24,415
3.88%, 04/27/51(a)	75	57,186
5.89%, 04/04/54(a)	5	5,131
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.80%, 05/15/50(f)	200	193,488
Industrias Penoles SAB de CV, 4.75%, 08/06/50(f)	200	154,724
Newmont Corp.
4.88%, 03/15/42	115	109,200
5.45%, 06/09/44	85	85,324
5.88%, 04/01/35	90	95,286
6.25%, 10/01/39	90	98,109
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	40	33,945
5.75%, 11/15/41	25	25,835
Rio Tinto Alcan Inc., 5.75%, 06/01/35	35	37,424
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	141	91,763
5.20%, 11/02/40	135	135,791
Rio Tinto Finance USA PLC
4.13%, 08/21/42	55	48,046
4.75%, 03/22/42	70	66,648
5.13%, 03/09/53	120	117,531
Southern Copper Corp.
5.25%, 11/08/42	100	92,863
5.88%, 04/23/45	160	159,489
6.75%, 04/16/40	140	152,994
7.50%, 07/27/35	125	144,158
		4,571,378

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	$30	$18,252
6.75%, 12/15/39	40	26,571
		44,823
Oil & Gas — 3.3%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(f)	200	188,739
Apache Corp.
4.75%, 04/15/43	35	28,891
5.10%, 09/01/40	140	123,876
5.25%, 02/01/42	65	57,678
5.35%, 07/01/49	45	38,534
6.00%, 01/15/37	50	50,897
BP Capital Markets America Inc.
2.77%, 11/10/50	200	127,944
2.94%, 06/04/51	190	125,269
3.00%, 02/24/50	235	158,445
3.00%, 03/17/52	145	96,499
3.06%, 06/17/41	165	124,281
3.38%, 02/08/61	220	149,255
Burlington Resources LLC, 5.95%, 10/15/36	10	10,730
Canadian Natural Resources Ltd.
4.95%, 06/01/47	95	85,710
5.85%, 02/01/35	10	10,315
6.25%, 03/15/38	120	126,647
6.50%, 02/15/37	65	69,383
6.75%, 02/01/39	45	49,137
Cenovus Energy Inc.
3.75%, 02/15/52	100	73,513
5.25%, 06/15/37	32	30,997
5.40%, 06/15/47	77	72,503
6.75%, 11/15/39	53	58,883
Chevron Corp., 3.08%, 05/11/50	125	88,563
Chevron USA Inc.
2.34%, 08/12/50	80	48,189
5.25%, 11/15/43	43	43,744
6.00%, 03/01/41	50	55,081
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	400	400,977
ConocoPhillips Co.
3.76%, 03/15/42	115	95,058
3.80%, 03/15/52	140	108,452
4.03%, 03/15/62	210	162,262
4.30%, 11/15/44	140	122,558
5.30%, 05/15/53	110	108,150
5.50%, 01/15/55	115	115,925
5.55%, 03/15/54	130	132,281
5.65%, 01/15/65	125	126,244
5.70%, 09/15/63	55	56,477
5.90%, 05/15/38	25	26,783
5.95%, 03/15/46	55	58,505
6.50%, 02/01/39	145	163,379
Continental Resources Inc./OK, 4.90%, 06/01/44	95	79,733
Devon Energy Corp.
4.75%, 05/15/42	89	77,733
5.00%, 06/15/45	90	79,288
5.60%, 07/15/41	140	135,435
5.75%, 09/15/54	125	120,685
Diamondback Energy Inc.
4.25%, 03/15/52	105	84,223
4.40%, 03/24/51	65	53,542
5.75%, 04/18/54	140	139,682
5.90%, 04/18/64	105	104,792
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 03/15/53	$80	$84,865
Ecopetrol SA
5.88%, 05/28/45	201	143,485
5.88%, 11/02/51	100	69,105
7.38%, 09/18/43	90	78,834
8.38%, 01/19/36	220	215,913
Eni SpA, 5.70%, 10/01/40(a)	35	34,150
EOG Resources Inc.
3.90%, 04/01/35	60	55,031
4.95%, 04/15/50	100	93,925
5.65%, 12/01/54	35	36,084
Equinor ASA
3.25%, 11/18/49	140	102,018
3.63%, 04/06/40	50	41,955
3.70%, 04/06/50	145	114,545
3.95%, 05/15/43	102	87,722
4.25%, 11/23/41	70	62,859
4.80%, 11/08/43	110	106,479
5.10%, 08/17/40	95	94,964
Exxon Mobil Corp.
3.00%, 08/16/39	70	55,345
3.10%, 08/16/49	190	134,678
3.45%, 04/15/51	315	235,857
3.57%, 03/06/45	140	111,534
4.11%, 03/01/46	180	153,810
4.23%, 03/19/40	240	218,667
4.33%, 03/19/50	275	239,964
Hess Corp.
5.60%, 02/15/41	135	138,122
5.80%, 04/01/47	60	62,614
6.00%, 01/15/40	85	90,762
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 02/15/35(a)	10	9,814
KazMunayGas National Co. JSC
5.75%, 04/19/47(f)	200	178,866
6.38%, 10/24/48(f)	200	192,430
Marathon Oil Corp.
5.20%, 06/01/45	65	64,357
6.60%, 10/01/37	85	96,682
Marathon Petroleum Corp.
4.50%, 04/01/48	60	49,131
4.75%, 09/15/44	90	78,543
5.00%, 09/15/54	50	43,598
6.50%, 03/01/41	135	145,614
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	95	103,239
Murphy Oil Corp., 5.88%, 12/01/42	40	35,860
Occidental Petroleum Corp.
4.20%, 03/15/48	50	37,902
4.40%, 04/15/46	75	58,952
6.05%, 10/01/54	125	124,695
6.20%, 03/15/40	84	86,199
6.45%, 09/15/36	195	205,463
6.60%, 03/15/46	55	58,290
7.95%, 06/15/39	30	35,408
Ovintiv Inc.
6.50%, 02/01/38	45	47,501
6.63%, 08/15/37	40	42,657
7.10%, 07/15/53	55	62,340
Pertamina Persero PT
4.18%, 01/21/50(f)	200	159,362
5.63%, 05/20/43(f)	200	196,509

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.00%, 05/03/42(f)	$200	$203,391
6.45%, 05/30/44(f)	200	214,126
Petrobras Global Finance BV
5.50%, 06/10/51	50	40,135
6.75%, 01/27/41	115	113,124
6.85%(b)	200	187,768
6.88%, 01/20/40(b)	90	89,938
7.25%, 03/17/44	110	112,508
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	129,974
Petroleos Mexicanos
5.50%, 06/27/44(b)	90	59,008
5.63%, 01/23/46(b)	100	65,728
6.35%, 02/12/48	140	96,668
6.38%, 01/23/45	150	105,234
6.50%, 06/02/41	155	115,660
6.63%, 06/15/35	325	267,115
6.75%, 09/21/47	575	412,759
6.95%, 01/28/60	380	272,161
7.69%, 01/23/50	850	665,929
Petronas Capital Ltd.
3.40%, 04/28/61(f)	200	141,515
4.50%, 03/18/45(f)	200	180,790
4.55%, 04/21/50(f)	300	269,705
Phillips 66
3.30%, 03/15/52	130	89,282
4.88%, 11/15/44	200	181,579
5.88%, 05/01/42	170	177,439
Phillips 66 Co.
4.68%, 02/15/45	65	57,308
4.90%, 10/01/46	40	36,057
4.95%, 03/15/35	100	97,486
5.50%, 03/15/55	25	24,419
5.65%, 06/15/54	70	70,090
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(f)	200	154,872
Qatar Energy, 3.13%, 07/12/41(f)	400	304,357
QatarEnergy, 3.30%, 07/12/51(f)	400	285,328
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	185,161
Saudi Arabian Oil Co.
3.25%, 11/24/50(f)	400	273,902
3.50%, 11/24/70(f)	200	128,314
4.25%, 04/16/39(f)	400	355,689
4.38%, 04/16/49(f)	200	166,387
5.75%, 07/17/54(f)	200	195,373
5.88%, 07/17/64(f)	200	196,002
Shell Finance U.S. Inc.
3.25%, 04/06/50	180	129,837
3.75%, 09/12/46	145	115,727
4.00%, 05/10/46	215	178,164
4.13%, 05/11/35	155	146,544
4.38%, 05/11/45	325	285,713
4.55%, 08/12/43	145	133,015
Shell International Finance BV
2.88%, 11/26/41	70	51,887
3.00%, 11/26/51	120	81,022
3.13%, 11/07/49	100	70,034
3.63%, 08/21/42	50	40,888
5.50%, 03/25/40	105	109,172
6.38%, 12/15/38	285	321,856
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	181,405
Security	Par (000)	Value
Oil & Gas (continued)
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	$300	$275,699
Sinopec Group Overseas Development 2018 Ltd., 3.10%, 01/08/51(f)	200	149,165
Suncor Energy Inc.
3.75%, 03/04/51	95	70,596
4.00%, 11/15/47	89	69,315
5.95%, 12/01/34	15	15,908
6.80%, 05/15/38	66	72,756
6.85%, 06/01/39	45	50,411
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	135,338
TotalEnergies Capital International SA
2.99%, 06/29/41	132	99,625
3.13%, 05/29/50	286	199,781
3.39%, 06/29/60	20	13,793
3.46%, 07/12/49	145	108,087
TotalEnergies Capital SA
5.28%, 09/10/54	75	73,541
5.43%, 09/10/64	100	98,207
5.49%, 04/05/54	155	156,627
5.64%, 04/05/64	85	86,173
Transocean Inc.
6.80%, 03/15/38	65	54,200
9.35%, 12/15/41	20	18,402
Valero Energy Corp.
3.65%, 12/01/51	100	71,668
4.00%, 06/01/52	55	41,827
4.90%, 03/15/45	80	73,786
6.63%, 06/15/37	145	159,474
Woodside Finance Ltd., 5.70%, 09/12/54	100	98,857
YPF SA, 7.00%, 12/15/47(f)	90	80,086
		20,463,433
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	130	128,703
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	163	135,513
Halliburton Co.
4.50%, 11/15/41	60	53,646
4.75%, 08/01/43	103	94,387
4.85%, 11/15/35	131	128,601
5.00%, 11/15/45	195	183,726
6.70%, 09/15/38	103	116,675
7.45%, 09/15/39	110	132,880
NOV Inc., 3.95%, 12/01/42	129	100,558
Yinson Boronia Production BV, 8.95%, 07/31/42(f)	200	212,583
		1,287,272
Packaging & Containers — 0.0%
Packaging Corp. of America
3.05%, 10/01/51	70	47,411
4.05%, 12/15/49	65	52,688
Sonoco Products Co., 5.75%, 11/01/40	45	45,994
Stora Enso OYJ, 7.25%, 04/15/36(a)	35	37,956
		184,049
Pharmaceuticals — 3.0%
AbbVie Inc.
4.05%, 11/21/39	450	400,922
4.25%, 11/21/49	620	533,896
4.30%, 05/14/36	120	113,008
4.40%, 11/06/42	290	262,269
4.45%, 05/14/46	211	188,705

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 05/14/35	$275	$264,870
4.55%, 03/15/35	209	202,509
4.63%, 10/01/42	85	78,705
4.70%, 05/14/45	275	255,017
4.75%, 03/15/45	60	56,249
4.85%, 06/15/44	90	85,392
4.88%, 11/14/48	210	198,362
5.35%, 03/15/44	70	71,079
5.40%, 03/15/54	325	330,305
5.50%, 03/15/64	130	132,617
AstraZeneca PLC
2.13%, 08/06/50	50	28,957
3.00%, 05/28/51	115	80,501
4.00%, 09/18/42	126	109,396
4.38%, 11/16/45	108	97,479
4.38%, 08/17/48	80	71,669
6.45%, 09/15/37	245	276,864
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)	133	96,539
4.40%, 07/15/44(a)	180	140,474
4.63%, 06/25/38(a)	115	99,888
4.70%, 07/15/64(a)	91	68,964
4.88%, 06/25/48(a)	85	70,091
5.50%, 07/30/35(a)	50	48,007
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)	60	63,870
Becton Dickinson & Co.
3.79%, 05/20/50	60	46,863
4.67%, 06/06/47	163	146,159
4.69%, 12/15/44	108	97,908
Bristol-Myers Squibb Co.
2.35%, 11/13/40	80	55,724
2.55%, 11/13/50	170	104,919
3.25%, 08/01/42	85	65,499
3.55%, 03/15/42	100	81,145
3.70%, 03/15/52	235	182,418
3.90%, 03/15/62	115	87,825
4.13%, 06/15/39	240	215,972
4.25%, 10/26/49	395	337,632
4.35%, 11/15/47	185	161,214
4.55%, 02/20/48	130	116,908
4.63%, 05/15/44	110	101,816
5.00%, 08/15/45	85	82,272
5.50%, 02/22/44	85	87,671
5.55%, 02/22/54	210	216,220
5.65%, 02/22/64	200	204,627
6.25%, 11/15/53	135	151,439
6.40%, 11/15/63	100	114,051
Cardinal Health Inc.
4.37%, 06/15/47	61	51,573
4.50%, 11/15/44	35	30,251
4.60%, 03/15/43	40	35,379
4.90%, 09/15/45	55	50,245
5.75%, 11/15/54	25	25,675
Cencora Inc.
4.25%, 03/01/45	55	47,127
4.30%, 12/15/47	65	55,081
CVS Health Corp.
2.70%, 08/21/40	165	113,039
4.13%, 04/01/40	125	103,596
4.25%, 04/01/50	85	66,644
4.78%, 03/25/38	525	477,441
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 07/20/35	$80	$76,175
5.05%, 03/25/48	835	740,538
5.13%, 07/20/45	275	247,549
5.30%, 12/05/43	95	88,303
5.63%, 02/21/53	115	109,932
5.88%, 06/01/53	135	133,572
6.00%, 06/01/44	40	40,239
6.00%, 06/01/63	90	88,980
6.05%, 06/01/54	125	126,690
6.13%, 09/15/39	35	35,737
Eli Lilly & Co.
2.25%, 05/15/50	120	71,928
2.50%, 09/15/60	95	54,819
3.70%, 03/01/45	35	28,839
3.95%, 05/15/47	55	46,534
3.95%, 03/15/49	110	91,890
4.15%, 03/15/59	85	71,236
4.88%, 02/27/53	140	134,383
4.95%, 02/27/63	110	105,075
5.00%, 02/09/54	160	155,793
5.05%, 08/14/54	85	83,562
5.10%, 02/09/64	150	146,027
5.20%, 08/14/64	25	24,711
5.55%, 03/15/37	75	79,443
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	63	55,832
6.38%, 05/15/38	332	371,615
Johnson & Johnson
2.10%, 09/01/40	110	76,931
2.45%, 09/01/60(b)	140	82,702
3.40%, 01/15/38	120	103,518
3.50%, 01/15/48	98	78,148
3.55%, 03/01/36	120	108,072
3.63%, 03/03/37	172	153,815
3.70%, 03/01/46	280	233,207
3.75%, 03/03/47	105	87,507
4.50%, 09/01/40	80	78,593
4.50%, 12/05/43(b)	35	34,188
4.85%, 05/15/41	30	30,164
5.25%, 06/01/54	35	36,382
5.85%, 07/15/38	75	82,809
5.95%, 08/15/37	30	33,358
Mead Johnson Nutrition Co.
4.60%, 06/01/44	70	63,821
5.90%, 11/01/39	20	21,352
Merck & Co. Inc.
2.35%, 06/24/40	125	88,257
2.45%, 06/24/50	155	95,427
2.75%, 12/10/51	215	138,817
2.90%, 12/10/61	140	86,451
3.60%, 09/15/42	70	56,947
3.70%, 02/10/45	220	178,417
3.90%, 03/07/39	95	84,011
4.00%, 03/07/49	160	132,945
4.15%, 05/18/43	165	145,374
4.90%, 05/17/44	105	101,751
5.00%, 05/17/53	175	168,893
5.15%, 05/17/63	35	34,027
6.55%, 09/15/37	55	63,188
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	60	64,227

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan Inc.
5.20%, 04/15/48	$90	$77,801
5.40%, 11/29/43	65	60,123
Novartis Capital Corp.
2.75%, 08/14/50	130	87,963
3.70%, 09/21/42	60	50,656
4.00%, 11/20/45	140	120,747
4.40%, 05/06/44	187	172,095
4.70%, 09/18/54	70	65,694
Pfizer Inc.
2.55%, 05/28/40	130	94,083
2.70%, 05/28/50(b)	127	82,989
3.90%, 03/15/39	90	78,893
4.00%, 12/15/36	135	123,869
4.00%, 03/15/49	140	116,015
4.10%, 09/15/38	90	81,725
4.13%, 12/15/46	140	118,409
4.20%, 09/15/48	120	102,155
4.30%, 06/15/43	100	88,952
4.40%, 05/15/44	130	117,245
5.60%, 09/15/40	55	57,103
7.20%, 03/15/39	240	289,722
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	300	294,365
5.30%, 05/19/53	635	627,575
5.34%, 05/19/63	425	413,177
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	200	151,288
3.18%, 07/09/50	215	148,211
3.38%, 07/09/60	255	172,081
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	65	65,699
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	181,930
Utah Acquisition Sub Inc., 5.25%, 06/15/46	110	96,681
Viatris Inc.
3.85%, 06/22/40	155	120,711
4.00%, 06/22/50	200	143,850
Wyeth LLC
5.95%, 04/01/37	215	231,438
6.00%, 02/15/36	65	70,456
Zoetis Inc.
3.00%, 05/15/50	45	30,622
3.95%, 09/12/47	60	48,716
4.45%, 08/20/48	35	30,416
4.70%, 02/01/43	140	129,375
		19,036,468
Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	181,790
Buckeye Partners LP
5.60%, 10/15/44	35	29,547
5.85%, 11/15/43	45	39,707
Cameron LNG LLC
3.30%, 01/15/35(a)	90	76,509
3.40%, 01/15/38(a)	65	55,364
3.70%, 01/15/39(a)	90	75,580
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	45	36,318
Colonial Pipeline Co.
4.20%, 04/15/43(a)	5	4,205
4.25%, 04/15/48(a)(b)	50	41,720
Security	Par (000)	Value
Pipelines (continued)
Columbia Pipeline Group Inc., 5.80%, 06/01/45	$50	$50,454
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(a)	25	24,948
6.50%, 08/15/43(a)	60	64,842
6.54%, 11/15/53(a)	135	149,433
6.71%, 08/15/63(a)	50	56,132
DCP Midstream Operating LP
5.60%, 04/01/44	30	29,230
6.45%, 11/03/36(a)	30	31,477
6.75%, 09/15/37(a)	60	65,326
Eastern Gas Transmission & Storage Inc.
4.60%, 12/15/44(b)	55	48,671
4.80%, 11/01/43	35	31,937
EIG Pearl Holdings SARL, 4.39%, 11/30/46(f)	200	158,821
Enbridge Energy Partners LP
5.50%, 09/15/40	56	55,467
7.38%, 10/15/45	60	71,058
Series B, 7.50%, 04/15/38	40	47,046
Enbridge Inc.
3.40%, 08/01/51	60	42,829
4.00%, 11/15/49	70	55,394
4.50%, 06/10/44	65	56,171
5.50%, 12/01/46	93	92,825
5.95%, 04/05/54	110	115,445
6.70%, 11/15/53	140	160,618
Energy Transfer LP
4.90%, 03/15/35	70	67,764
4.95%, 01/15/43	35	31,317
5.00%, 05/15/44	60	54,026
5.00%, 05/15/50	230	205,677
5.15%, 02/01/43	70	64,686
5.15%, 03/15/45	110	101,384
5.30%, 04/01/44	80	75,292
5.30%, 04/15/47	105	97,443
5.35%, 05/15/45	95	89,823
5.40%, 10/01/47	160	150,805
5.95%, 10/01/43	65	66,126
5.95%, 05/15/54	155	157,753
6.00%, 06/15/48	120	121,787
6.05%, 06/01/41	40	41,370
6.05%, 09/01/54	100	103,398
6.10%, 02/15/42	40	41,174
6.13%, 12/15/45	100	103,383
6.25%, 04/15/49	200	209,519
6.50%, 02/01/42	130	140,310
6.63%, 10/15/36	45	49,414
7.50%, 07/01/38	45	52,499
Series 20Y, 5.80%, 06/15/38	50	51,071
EnLink Midstream Partners LP
5.05%, 04/01/45	54	48,501
5.45%, 06/01/47	60	56,570
5.60%, 04/01/44	40	38,621
Enterprise Products Operating LLC
3.20%, 02/15/52	125	87,256
3.30%, 02/15/53	135	95,095
3.70%, 01/31/51	130	99,569
3.95%, 01/31/60	50	38,432
4.20%, 01/31/50	155	131,331
4.25%, 02/15/48	160	136,220
4.45%, 02/15/43	115	103,272
4.80%, 02/01/49	150	137,950

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.85%, 08/15/42	$93	$88,027
4.85%, 03/15/44	125	117,688
4.90%, 05/15/46	90	84,581
4.95%, 02/15/35	100	99,737
4.95%, 10/15/54	60	55,979
5.10%, 02/15/45	135	131,375
5.55%, 02/16/55	125	127,675
5.70%, 02/15/42	80	82,938
5.95%, 02/01/41	75	80,170
6.13%, 10/15/39	80	86,461
6.45%, 09/01/40	80	89,474
7.55%, 04/15/38	26	31,493
EQM Midstream Partners LP, 6.50%, 07/15/48	60	63,311
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	65	50,996
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	60	54,251
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(f)	200	165,912
2.94%, 09/30/40(f)	180	145,840
3.25%, 09/30/40(f)	200	154,789
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(f)	200	204,505
6.51%, 02/23/42(f)	400	416,312
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	50	44,068
5.00%, 08/15/42	75	68,739
5.00%, 03/01/43	80	73,223
5.40%, 09/01/44	60	57,562
5.50%, 03/01/44	90	87,566
5.63%, 09/01/41	30	29,417
5.80%, 03/15/35	25	25,963
6.38%, 03/01/41	60	63,935
6.50%, 02/01/37	20	21,598
6.50%, 09/01/39	75	81,004
6.55%, 09/15/40	50	54,016
6.95%, 01/15/38	75	84,395
7.50%, 11/15/40	50	58,603
Kinder Morgan Inc.
3.25%, 08/01/50	65	43,761
3.60%, 02/15/51	120	86,296
5.05%, 02/15/46	95	86,872
5.20%, 03/01/48	90	83,730
5.30%, 12/01/34	80	80,343
5.45%, 08/01/52	90	86,784
5.55%, 06/01/45	185	180,552
5.95%, 08/01/54	55	56,753
MPLX LP
4.50%, 04/15/38	195	176,633
4.70%, 04/15/48	180	155,631
4.90%, 04/15/58	50	42,752
4.95%, 03/14/52	160	142,313
5.20%, 03/01/47	115	107,508
5.20%, 12/01/47	60	55,815
5.50%, 02/15/49	152	147,325
5.65%, 03/01/53	60	59,001
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	53	61,092
Northern Natural Gas Co.
3.40%, 10/16/51(a)	70	48,884
4.30%, 01/15/49(a)	90	74,921
5.63%, 02/01/54(a)	55	55,967
ONEOK Inc.
3.95%, 03/01/50	100	76,883
Security	Par (000)	Value
Pipelines (continued)
4.20%, 10/03/47	$60	$47,129
4.25%, 09/15/46	55	44,484
4.45%, 09/01/49	80	66,396
4.50%, 03/15/50	60	49,852
4.85%, 02/01/49	45	39,132
4.95%, 07/13/47	95	84,384
5.15%, 10/15/43	35	32,972
5.20%, 07/15/48	110	102,080
5.70%, 11/01/54	75	74,779
5.85%, 11/01/64	50	49,730
6.63%, 09/01/53	205	227,987
7.15%, 01/15/51	55	62,849
ONEOK Partners LP
6.13%, 02/01/41	60	62,069
6.20%, 09/15/43	25	26,032
6.65%, 10/01/36	60	66,162
6.85%, 10/15/37	70	78,069
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	40	33,177
4.70%, 06/15/44	80	69,641
4.90%, 02/15/45	80	71,104
5.15%, 06/01/42	45	41,707
6.65%, 01/15/37	30	32,589
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	55	53,301
7.50%, 07/15/38(a)	28	28,526
Sabal Trail Transmission LLC
4.68%, 05/01/38(a)	70	63,778
4.83%, 05/01/48(a)	45	38,343
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	55	56,953
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(c)	75	78,376
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(a)	85	86,413
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)	70	61,061
Spectra Energy Partners LP
4.50%, 03/15/45	55	47,182
5.95%, 09/25/43	55	56,556
Targa Resources Corp.
4.95%, 04/15/52	105	94,005
6.25%, 07/01/52	70	74,290
6.50%, 02/15/53	95	104,606
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	55	64,270
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)	44	35,250
TransCanada PipeLines Ltd.
5.10%, 03/15/49	101	96,974
5.85%, 03/15/36	35	36,473
6.10%, 06/01/40	80	84,505
6.20%, 10/15/37	155	165,713
7.25%, 08/15/38	65	75,659
7.63%, 01/15/39	100	119,546
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	70	55,285
4.45%, 08/01/42	10	8,925
4.60%, 03/15/48	65	56,798
5.40%, 08/15/41	25	24,842
Western Midstream Operating LP
5.25%, 02/01/50	120	107,934
5.30%, 03/01/48	81	72,661
5.45%, 04/01/44	85	79,092
5.50%, 08/15/48	45	40,862

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Williams Companies Inc. (The)
3.50%, 10/15/51	$85	$61,614
4.85%, 03/01/48	100	90,447
4.90%, 01/15/45(b)	70	64,099
5.10%, 09/15/45	120	113,719
5.30%, 08/15/52	90	87,153
5.40%, 03/04/44	60	58,580
5.75%, 06/24/44	85	86,449
5.80%, 11/15/43	55	56,061
5.80%, 11/15/54	60	62,179
6.30%, 04/15/40	80	86,497
		14,086,422
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)	35	32,892
Carlyle Finance LLC, 5.65%, 09/15/48(a)	55	54,754
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	85	85,151
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)	100	95,590
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)	75	55,700
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)	85	61,547
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	100	69,323
		454,957
Real Estate — 0.1%
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	186,812
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	110,908
		297,720
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	75	48,999
3.55%, 03/15/52	140	100,854
4.00%, 02/01/50	55	43,203
4.75%, 04/15/35	70	67,662
4.85%, 04/15/49	35	31,698
5.15%, 04/15/53	65	61,123
5.25%, 05/15/36	60	60,196
5.63%, 05/15/54	50	50,335
American Homes 4 Rent LP
3.38%, 07/15/51	40	27,773
4.30%, 04/15/52	35	28,709
American Tower Corp.
2.95%, 01/15/51	112	74,065
3.10%, 06/15/50	110	74,905
3.70%, 10/15/49	55	41,823
AvalonBay Communities Inc.
3.90%, 10/15/46	35	28,673
4.15%, 07/01/47	45	37,711
4.35%, 04/15/48	35	30,544
Brixmor Operating Partnership LP, 5.75%, 02/15/35	50	51,734
Camden Property Trust, 3.35%, 11/01/49	45	32,739
Crown Castle Inc.
2.90%, 04/01/41	135	98,664
3.25%, 01/15/51	101	69,743
4.00%, 11/15/49	45	35,436
4.15%, 07/01/50	60	48,632
4.75%, 05/15/47	31	27,471
5.20%, 02/15/49	100	94,044
Equinix Inc.
2.95%, 09/15/51	80	51,974
3.00%, 07/15/50	60	39,831
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.40%, 02/15/52	$10	$7,142
ERP Operating LP
4.00%, 08/01/47	20	16,325
4.50%, 07/01/44	75	67,516
4.50%, 06/01/45	50	44,402
Essex Portfolio LP
2.65%, 09/01/50	40	24,169
4.50%, 03/15/48	40	34,542
Federal Realty OP LP, 4.50%, 12/01/44	60	51,986
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54	55	57,118
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)	15	13,623
Healthpeak OP LLC, 6.75%, 02/01/41	40	44,955
Host Hotels & Resorts LP, 5.50%, 04/15/35	25	25,083
Kilroy Realty LP, 6.25%, 01/15/36(b)	50	50,970
Kimco Realty OP LLC
3.70%, 10/01/49	10	7,675
4.13%, 12/01/46	60	49,402
4.25%, 04/01/45	25	21,138
4.45%, 09/01/47	65	55,454
Mid-America Apartments LP, 2.88%, 09/15/51	30	19,777
NNN REIT Inc.
3.00%, 04/15/52	35	22,735
3.10%, 04/15/50	40	26,799
3.50%, 04/15/51	55	39,370
4.80%, 10/15/48	40	35,487
Prologis LP
2.13%, 10/15/50	85	47,487
3.00%, 04/15/50	75	51,038
3.05%, 03/01/50	40	27,425
4.38%, 09/15/48	25	21,852
5.00%, 01/31/35	50	50,048
5.25%, 06/15/53	105	103,910
5.25%, 03/15/54	95	94,173
Public Storage Operating Co., 5.35%, 08/01/53	105	105,442
Realty Income Corp.
4.65%, 03/15/47	65	58,933
5.38%, 09/01/54	30	29,854
Regency Centers LP
4.40%, 02/01/47	45	38,885
4.65%, 03/15/49	35	31,074
Simon Property Group LP
3.25%, 09/13/49	125	88,839
3.80%, 07/15/50	85	65,866
4.25%, 10/01/44	45	38,722
4.25%, 11/30/46(b)	55	46,872
4.75%, 03/15/42	40	37,126
5.85%, 03/08/53	84	88,689
6.65%, 01/15/54	60	70,135
6.75%, 02/01/40	76	86,678
Trust Fibra Uno, 6.39%, 01/15/50(f)	200	159,466
Ventas Realty LP
4.38%, 02/01/45	25	21,274
4.88%, 04/15/49	45	40,737
5.70%, 09/30/43	30	30,213
VICI Properties LP
5.63%, 05/15/52	120	116,148
6.13%, 04/01/54(b)	25	25,925
WEA Finance LLC, 4.63%, 09/20/48(a)(b)	60	48,974
Welltower OP LLC
4.95%, 09/01/48	55	51,882
6.50%, 03/15/41	50	55,826

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Weyerhaeuser Co., 4.00%, 03/09/52	$70	$55,556
		3,863,258
Retail — 1.4%
7-Eleven Inc.
2.50%, 02/10/41(a)	80	53,616
2.80%, 02/10/51(a)	150	91,822
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)	75	58,092
3.63%, 05/13/51(a)	35	25,531
4.50%, 07/26/47(a)	75	63,830
5.62%, 02/12/54(a)	80	79,957
Bath & Body Works Inc.
6.75%, 07/01/36	65	67,421
6.88%, 11/01/35	85	88,988
7.60%, 07/15/37	25	25,288
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)	200	150,085
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)	125	97,202
Darden Restaurants Inc., 4.55%, 02/15/48	45	37,811
Dick's Sporting Goods Inc., 4.10%, 01/15/52	95	71,571
Dollar General Corp.
4.13%, 04/03/50	55	42,286
5.50%, 11/01/52	40	37,609
Dollar Tree Inc., 3.38%, 12/01/51	55	36,514
Home Depot Inc. (The)
2.38%, 03/15/51	140	84,222
2.75%, 09/15/51	130	84,331
3.13%, 12/15/49	140	99,371
3.30%, 04/15/40	145	117,522
3.35%, 04/15/50	180	132,961
3.50%, 09/15/56	85	62,961
3.63%, 04/15/52	175	134,867
3.90%, 06/15/47	132	108,931
4.20%, 04/01/43	110	96,995
4.25%, 04/01/46	185	161,769
4.40%, 03/15/45	130	116,743
4.50%, 12/06/48	175	157,962
4.88%, 02/15/44	135	129,251
4.95%, 09/15/52	125	120,136
5.30%, 06/25/54	90	91,103
5.40%, 09/15/40	81	83,338
5.88%, 12/16/36	309	335,472
5.95%, 04/01/41	122	133,070
Kohl's Corp., 5.55%, 07/17/45	45	29,086
Lowe's Companies Inc.
2.80%, 09/15/41	105	75,163
3.00%, 10/15/50	220	144,546
3.50%, 04/01/51	25	18,023
3.70%, 04/15/46	178	137,781
4.05%, 05/03/47	115	93,599
4.25%, 04/01/52	170	139,854
4.38%, 09/15/45	53	45,843
4.45%, 04/01/62	125	102,712
4.55%, 04/05/49	40	34,765
4.65%, 04/15/42	80	73,205
5.13%, 04/15/50	70	66,243
5.50%, 10/15/35	45	47,004
5.63%, 04/15/53	155	157,026
5.75%, 07/01/53	75	77,503
5.80%, 09/15/62	105	107,605
5.85%, 04/01/63	45	46,407
Security	Par (000)	Value
Retail (continued)
Macy's Retail Holdings LLC
4.30%, 02/15/43	$25	$17,909
4.50%, 12/15/34	42	35,627
5.13%, 01/15/42	30	23,196
6.38%, 03/15/37	20	17,709
Marks & Spencer PLC, 7.13%, 12/01/37(a)	35	37,691
McDonald's Corp.
3.63%, 05/01/43	60	48,057
3.63%, 09/01/49	130	98,963
3.70%, 02/15/42	50	40,816
4.20%, 04/01/50	85	70,994
4.45%, 03/01/47	85	74,846
4.45%, 09/01/48	100	87,681
4.60%, 05/26/45	75	67,931
4.70%, 12/09/35	84	82,458
4.88%, 07/15/40	35	33,991
4.88%, 12/09/45	175	164,024
5.15%, 09/09/52	85	82,397
5.45%, 08/14/53	80	80,342
5.70%, 02/01/39	50	52,613
6.30%, 10/15/37	100	110,815
6.30%, 03/01/38	75	83,140
Nordstrom Inc., 5.00%, 01/15/44	105	80,777
QVC Inc., 5.95%, 03/15/43	30	17,666
Starbucks Corp.
3.35%, 03/12/50	75	53,177
3.50%, 11/15/50	135	99,717
3.75%, 12/01/47	65	50,078
4.30%, 06/15/45	45	38,213
4.45%, 08/15/49	105	91,075
4.50%, 11/15/48	110	96,223
Target Corp.
2.95%, 01/15/52	120	80,694
3.63%, 04/15/46	60	47,280
3.90%, 11/15/47	65	53,328
4.00%, 07/01/42	130	113,457
4.80%, 01/15/53(b)	155	145,460
7.00%, 01/15/38	100	118,211
TJX Companies Inc. (The), 4.50%, 04/15/50	55	50,502
Walgreen Co., 4.40%, 09/15/42	30	19,496
Walgreens Boots Alliance Inc.
4.10%, 04/15/50	86	56,085
4.50%, 11/18/34	35	27,577
4.65%, 06/01/46	35	22,022
4.80%, 11/18/44	93	67,744
Walmart Inc.
2.50%, 09/22/41	140	101,489
2.65%, 09/22/51	150	98,651
2.95%, 09/24/49	100	71,065
3.95%, 06/28/38	125	115,808
4.00%, 04/11/43	70	62,219
4.05%, 06/29/48	200	173,569
4.30%, 04/22/44	70	64,600
4.50%, 09/09/52	120	110,767
4.50%, 04/15/53	85	78,663
5.00%, 10/25/40	60	61,202
5.25%, 09/01/35	80	84,852
5.63%, 04/01/40	85	92,170
5.63%, 04/15/41	70	75,760
6.20%, 04/15/38	75	85,273
6.50%, 08/15/37	25	29,261

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Yum! Brands Inc.
5.35%, 11/01/43	$30	$29,558
6.88%, 11/15/37	40	44,346
		8,694,228
Semiconductors — 1.0%
Advanced Micro Devices Inc., 4.39%, 06/01/52	40	35,117
Analog Devices Inc.
2.80%, 10/01/41	90	66,204
2.95%, 10/01/51	125	84,694
5.30%, 12/15/45	30	30,085
5.30%, 04/01/54	55	55,513
Applied Materials Inc.
2.75%, 06/01/50	105	69,628
4.35%, 04/01/47	107	95,248
5.10%, 10/01/35	65	66,670
5.85%, 06/15/41	55	59,286
Broadcom Inc.
3.14%, 11/15/35(a)	350	291,376
3.19%, 11/15/36(a)	295	242,736
3.50%, 02/15/41(a)	315	252,311
3.75%, 02/15/51(a)	240	184,477
4.93%, 05/15/37(a)	270	262,407
Intel Corp.
2.80%, 08/12/41	85	57,665
3.05%, 08/12/51	145	90,053
3.10%, 02/15/60	120	70,711
3.20%, 08/12/61	90	53,540
3.25%, 11/15/49	190	124,306
3.73%, 12/08/47	225	161,698
4.10%, 05/19/46	146	112,445
4.10%, 05/11/47	100	76,864
4.25%, 12/15/42	70	57,253
4.60%, 03/25/40	85	74,942
4.75%, 03/25/50	220	184,549
4.80%, 10/01/41	90	79,972
4.90%, 07/29/45	45	39,249
4.90%, 08/05/52	180	153,340
4.95%, 03/25/60	100	84,745
5.05%, 08/05/62	105	89,181
5.60%, 02/21/54	135	127,948
5.63%, 02/10/43	115	111,920
5.70%, 02/10/53	185	177,106
5.90%, 02/10/63	100	97,486
KLA Corp.
3.30%, 03/01/50	110	80,649
4.95%, 07/15/52	150	143,253
5.00%, 03/15/49	65	62,745
5.25%, 07/15/62	55	54,809
Lam Research Corp.
2.88%, 06/15/50	120	80,284
3.13%, 06/15/60	45	29,578
4.88%, 03/15/49	75	70,597
Micron Technology Inc.
3.37%, 11/01/41	55	41,914
3.48%, 11/01/51	60	42,916
NVIDIA Corp.
3.50%, 04/01/40	106	90,835
3.50%, 04/01/50	250	197,172
3.70%, 04/01/60	50	39,372
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	35	25,528
Security	Par (000)	Value
Semiconductors (continued)
3.25%, 05/11/41	$135	$102,748
3.25%, 11/30/51	55	37,411
Qualcomm Inc.
3.25%, 05/20/50	110	79,291
4.30%, 05/20/47	187	161,987
4.50%, 05/20/52	130	114,620
4.65%, 05/20/35	110	108,672
4.80%, 05/20/45	160	150,394
6.00%, 05/20/53	115	125,651
Texas Instruments Inc.
2.70%, 09/15/51	55	35,713
3.88%, 03/15/39	95	84,676
4.10%, 08/16/52	35	29,332
4.15%, 05/15/48	170	146,015
5.00%, 03/14/53	65	63,231
5.05%, 05/18/63	135	129,714
5.15%, 02/08/54	90	89,496
TSMC Arizona Corp., 3.25%, 10/25/51	200	153,354
		6,392,682
Software — 1.2%
Electronic Arts Inc., 2.95%, 02/15/51	25	16,859
Fidelity National Information Services Inc.
3.10%, 03/01/41	80	60,687
4.50%, 08/15/46	35	30,037
Fiserv Inc., 4.40%, 07/01/49	215	186,268
Intuit Inc., 5.50%, 09/15/53	135	138,730
Microsoft Corp.
2.50%, 09/15/50	200	128,473
2.53%, 06/01/50	704	457,728
2.68%, 06/01/60	399	248,797
2.92%, 03/17/52	650	454,940
3.04%, 03/17/62	177	120,259
3.45%, 08/08/36	215	192,568
3.50%, 02/12/35	175	162,710
3.50%, 11/15/42	65	55,158
3.70%, 08/08/46	205	172,122
3.75%, 02/12/45	10	8,747
4.00%, 02/12/55	45	38,798
4.10%, 02/06/37	120	115,211
4.20%, 11/03/35	130	127,469
4.25%, 02/06/47(b)	80	75,506
4.45%, 11/03/45	115	110,833
4.50%, 10/01/40	70	69,892
4.50%, 06/15/47	70	66,401
4.50%, 02/06/57	25	23,843
5.20%, 06/01/39(b)	20	21,762
5.30%, 02/08/41(b)	55	61,927
Oracle Corp.
3.60%, 04/01/40	310	252,095
3.60%, 04/01/50	470	347,917
3.65%, 03/25/41	240	194,367
3.80%, 11/15/37	170	146,533
3.85%, 07/15/36	145	127,925
3.85%, 04/01/60	380	277,609
3.90%, 05/15/35	160	144,635
3.95%, 03/25/51	350	273,538
4.00%, 07/15/46	320	257,856
4.00%, 11/15/47	240	191,882
4.10%, 03/25/61	145	110,476
4.13%, 05/15/45	125	103,562
4.38%, 05/15/55	125	103,595

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.50%, 07/08/44	$115	$101,617
5.38%, 07/15/40	170	169,409
5.38%, 09/27/54	250	243,234
5.50%, 09/27/64	275	266,737
5.55%, 02/06/53	205	205,349
6.13%, 07/08/39	150	161,729
6.50%, 04/15/38	126	139,402
6.90%, 11/09/52	190	223,673
Salesforce Inc.
2.70%, 07/15/41	155	114,098
2.90%, 07/15/51	200	135,309
3.05%, 07/15/61	130	84,954
		7,523,226
Telecommunications — 2.6%
America Movil SAB de CV
4.38%, 07/16/42	50	44,143
4.38%, 04/22/49	50	43,489
6.13%, 11/15/37	120	128,039
6.13%, 03/30/40	129	137,764
6.38%, 03/01/35	191	208,709
AT&T Inc.
3.10%, 02/01/43	115	86,400
3.30%, 02/01/52	55	38,840
3.50%, 06/01/41	305	244,251
3.50%, 09/15/53	810	579,004
3.50%, 02/01/61	30	20,620
3.55%, 09/15/55	825	586,580
3.65%, 06/01/51	310	230,540
3.65%, 09/15/59	681	480,759
3.80%, 12/01/57	650	479,664
3.85%, 06/01/60	185	136,921
4.30%, 12/15/42	170	148,429
4.35%, 06/15/45	115	98,742
4.50%, 05/15/35	310	295,068
4.50%, 03/09/48	160	139,424
4.55%, 03/09/49	140	123,153
4.65%, 06/01/44	90	80,591
4.75%, 05/15/46	185	168,514
4.80%, 06/15/44	70	63,980
4.85%, 03/01/39	80	76,742
4.90%, 08/15/37	100	97,121
5.15%, 03/15/42	75	72,476
5.15%, 11/15/46	60	57,693
5.15%, 02/15/50	45	42,894
5.25%, 03/01/37	90	90,529
5.45%, 03/01/47	95	94,462
5.55%, 08/15/41	20	20,289
5.65%, 02/15/47	100	103,183
5.70%, 03/01/57	45	45,469
6.00%, 08/15/40	55	57,923
6.38%, 03/01/41	60	65,603
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	85	62,169
4.30%, 07/29/49	65	53,459
4.46%, 04/01/48	100	85,120
5.55%, 02/15/54	80	79,287
Series US-4, 3.65%, 03/17/51	70	51,112
Series US-6, 3.20%, 02/15/52	85	56,994
Cisco Systems Inc.
5.30%, 02/26/54	200	205,593
5.35%, 02/26/64	105	107,218
Security	Par (000)	Value
Telecommunications (continued)
5.50%, 01/15/40	$220	$230,075
5.90%, 02/15/39	170	185,324
Corning Inc.
3.90%, 11/15/49	50	39,786
4.38%, 11/15/57	100	82,399
4.70%, 03/15/37	50	47,611
4.75%, 03/15/42	55	50,933
5.35%, 11/15/48	50	49,072
5.45%, 11/15/79	85	81,754
5.75%, 08/15/40	51	52,818
5.85%, 11/15/68	40	40,798
Deutsche Telekom AG, 3.63%, 01/21/50(a)	150	113,438
Deutsche Telekom International Finance BV, 4.75%, 06/21/38(a)	20	18,978
Embarq Corp., 8.00%, 06/01/36	127	62,664
Juniper Networks Inc., 5.95%, 03/15/41	51	52,106
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	38	30,825
Series U, 7.65%, 03/15/42	30	24,397
Motorola Solutions Inc., 5.50%, 09/01/44	41	41,305
Nokia OYJ, 6.63%, 05/15/39	60	62,006
Optics Bidco SpA
Series 2036, 7.20%, 07/18/36(a)	53	54,479
Series 2038, 7.72%, 06/04/38(a)	55	58,224
Orange SA
5.38%, 01/13/42	40	39,878
5.50%, 02/06/44	35	35,417
Rogers Communications Inc.
3.70%, 11/15/49	156	115,616
4.30%, 02/15/48	85	70,342
4.35%, 05/01/49	143	118,779
4.50%, 03/15/42	80	70,601
4.50%, 03/15/43	90	78,301
4.55%, 03/15/52	220	186,670
5.00%, 03/15/44	80	74,427
5.45%, 10/01/43	35	34,264
7.50%, 08/15/38	70	82,160
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	34	26,362
Telecom Italia Capital SA
7.20%, 07/18/36	55	56,474
7.72%, 06/04/38	55	58,516
Telefonica Emisiones SA
4.90%, 03/06/48	150	134,031
5.21%, 03/08/47	260	241,153
5.52%, 03/01/49	150	145,572
7.05%, 06/20/36	195	220,227
TELUS Corp.
4.30%, 06/15/49	35	28,472
4.60%, 11/16/48	45	38,691
T-Mobile USA Inc.
3.00%, 02/15/41	280	209,534
3.30%, 02/15/51	320	225,195
3.40%, 10/15/52	300	212,950
3.60%, 11/15/60	170	119,441
4.38%, 04/15/40	235	212,053
4.50%, 04/15/50	325	282,274
5.25%, 06/15/55	150	144,574
5.50%, 01/15/55	85	84,965
5.65%, 01/15/53	200	204,779
5.75%, 01/15/54	120	123,748
5.80%, 09/15/62	70	72,202

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.00%, 06/15/54	$110	$117,840
Verizon Communications Inc.
2.65%, 11/20/40	355	253,443
2.85%, 09/03/41	140	101,479
2.88%, 11/20/50	325	211,611
2.99%, 10/30/56	398	251,948
3.00%, 11/20/60	215	133,453
3.40%, 03/22/41	395	312,098
3.55%, 03/22/51	500	372,155
3.70%, 03/22/61	370	268,608
3.85%, 11/01/42	100	82,307
3.88%, 03/01/52	125	97,982
4.00%, 03/22/50	145	116,823
4.13%, 08/15/46	100	83,377
4.27%, 01/15/36	135	125,114
4.52%, 09/15/48	105	92,501
4.67%, 03/15/55	80	71,557
4.75%, 11/01/41	77	72,034
4.81%, 03/15/39	135	129,149
4.86%, 08/21/46	280	262,117
5.01%, 04/15/49	50	48,662
5.01%, 08/21/54	75	70,230
5.25%, 03/16/37	40	40,274
5.50%, 03/16/47	80	82,104
5.50%, 02/23/54	105	106,414
5.85%, 09/15/35	80	84,671
6.55%, 09/15/43	100	114,398
Vodafone Group PLC
4.25%, 09/17/50	175	141,627
4.88%, 06/19/49	200	180,081
5.00%, 05/30/38	50	48,566
5.13%, 06/19/59	40	36,249
5.13%, 06/04/81, (5-year CMT + 3.073%)(c)	105	81,775
5.25%, 05/30/48	100	96,636
5.63%, 02/10/53	95	94,228
5.75%, 06/28/54	185	186,240
5.75%, 02/10/63	45	44,397
5.88%, 06/28/64	115	115,521
6.15%, 02/27/37	103	111,204
		16,054,493
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44	35	31,895
6.35%, 03/15/40	60	63,457
Mattel Inc., 5.45%, 11/01/41	40	37,249
		132,601
Transportation — 1.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	50	33,091
3.05%, 02/15/51	45	31,166
3.30%, 09/15/51	80	58,138
3.55%, 02/15/50	85	65,284
3.90%, 08/01/46	80	65,786
4.05%, 06/15/48	105	88,282
4.13%, 06/15/47	110	93,894
4.15%, 04/01/45	125	107,915
4.15%, 12/15/48	60	51,024
4.38%, 09/01/42	90	81,254
4.40%, 03/15/42	85	77,089
4.45%, 03/15/43	100	91,001
Security	Par (000)	Value
Transportation (continued)
4.45%, 01/15/53	$130	$115,395
4.55%, 09/01/44	80	72,926
4.70%, 09/01/45	20	18,543
4.90%, 04/01/44	55	52,735
4.95%, 09/15/41	55	53,539
5.05%, 03/01/41	30	29,532
5.15%, 09/01/43	80	80,097
5.20%, 04/15/54	185	184,623
5.40%, 06/01/41	80	81,623
5.50%, 03/15/55	130	135,199
5.75%, 05/01/40	90	95,654
6.15%, 05/01/37	75	82,954
6.20%, 08/15/36	75	83,160
Canadian National Railway Co.
2.45%, 05/01/50	65	40,402
3.20%, 08/02/46	55	40,869
3.65%, 02/03/48	65	51,869
4.40%, 08/05/52	75	66,837
4.45%, 01/20/49	75	67,540
6.13%, 11/01/53	20	22,855
6.20%, 06/01/36	35	38,750
6.38%, 11/15/37	67	75,680
Canadian Pacific Railway Co.
3.00%, 12/02/41	50	38,018
3.10%, 12/02/51	205	142,065
3.50%, 05/01/50	105	78,994
4.20%, 11/15/69	20	15,750
4.30%, 05/15/43	65	57,262
4.70%, 05/01/48	60	55,034
4.80%, 09/15/35	50	49,414
4.80%, 08/01/45	40	37,278
4.95%, 08/15/45	65	62,062
5.95%, 05/15/37	40	42,714
6.13%, 09/15/2115	88	94,573
CSX Corp.
2.50%, 05/15/51	10	6,138
3.35%, 09/15/49	75	55,361
3.80%, 11/01/46	142	114,605
3.80%, 04/15/50	65	51,859
3.95%, 05/01/50	41	33,464
4.10%, 03/15/44	128	110,028
4.25%, 11/01/66	35	28,425
4.30%, 03/01/48	100	86,611
4.40%, 03/01/43	71	64,349
4.50%, 03/15/49	80	71,488
4.50%, 11/15/52	125	111,706
4.50%, 08/01/54	55	48,803
4.65%, 03/01/68	35	30,451
4.75%, 05/30/42	110	103,641
4.75%, 11/15/48	5	4,627
5.50%, 04/15/41	95	97,806
6.00%, 10/01/36	40	43,426
6.15%, 05/01/37	50	54,906
6.22%, 04/30/40	105	116,416
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(f)	200	176,929
FedEx Corp.
3.25%, 05/15/41	25	19,002
3.90%, 02/01/35	50	45,400
4.05%, 02/15/48	125	100,600
4.10%, 04/15/43	75	62,583

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.10%, 02/01/45	$80	$65,621
4.40%, 01/15/47	100	84,680
4.55%, 04/01/46	150	130,188
4.75%, 11/15/45	50	44,692
4.95%, 10/17/48	105	96,036
5.10%, 01/15/44	88	83,591
5.25%, 05/15/50(b)	150	144,325
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	163,146
Lima Metro Line 2 Finance Ltd., 4.35%, 04/05/36(f)	164	150,431
Norfolk Southern Corp.
2.90%, 08/25/51	60	39,246
3.05%, 05/15/50	95	64,960
3.16%, 05/15/55	105	70,504
3.40%, 11/01/49	75	54,891
3.70%, 03/15/53	70	53,231
3.94%, 11/01/47	114	92,630
3.95%, 10/01/42	50	42,184
4.05%, 08/15/52	95	77,223
4.10%, 05/15/49	70	57,840
4.10%, 05/15/2121	35	25,914
4.15%, 02/28/48	60	50,501
4.45%, 06/15/45	25	22,218
4.55%, 06/01/53	95	83,849
4.65%, 01/15/46	50	45,512
4.84%, 10/01/41	50	47,471
5.10%, 12/31/49	15	13,606
5.35%, 08/01/54(b)	120	120,178
5.95%, 03/15/64	70	75,594
Polar Tankers Inc., 5.95%, 05/10/37(a)	27	27,842
Union Pacific Corp.
2.95%, 03/10/52	125	84,154
2.97%, 09/16/62	55	34,157
3.20%, 05/20/41	140	109,856
3.25%, 02/05/50	225	163,048
3.38%, 02/01/35	50	44,416
3.38%, 02/14/42	40	31,887
3.50%, 02/14/53	145	108,522
3.55%, 08/15/39	80	67,574
3.55%, 05/20/61	90	64,605
3.60%, 09/15/37	76	65,785
3.75%, 02/05/70	65	47,028
3.80%, 10/01/51	100	79,294
3.80%, 04/06/71	70	51,222
3.84%, 03/20/60	200	152,876
3.85%, 02/14/72	50	37,254
3.88%, 02/01/55	70	55,678
3.95%, 08/15/59	70	54,951
4.00%, 04/15/47	90	74,949
4.05%, 11/15/45	125	105,862
4.05%, 03/01/46	75	63,636
4.10%, 09/15/67	65	51,246
4.30%, 03/01/49	85	74,185
4.50%, 09/10/48	75	67,202
4.95%, 09/09/52	15	14,554
5.15%, 01/20/63	50	48,558
United Parcel Service Inc.
3.40%, 11/15/46	70	53,606
3.63%, 10/01/42	50	40,831
3.75%, 11/15/47	137	109,183
4.25%, 03/15/49	95	81,517
4.88%, 11/15/40	65	63,412
Security	Par (000)	Value
Transportation (continued)
5.05%, 03/03/53	$140	$135,352
5.20%, 04/01/40	80	80,515
5.30%, 04/01/50	120	121,020
5.50%, 05/22/54	105	108,608
5.60%, 05/22/64	45	46,679
6.20%, 01/15/38	180	199,863
		9,467,683
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	100	67,282
5.20%, 03/15/44	65	62,171
		129,453
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51	55	39,118
3.45%, 05/01/50	65	48,092
3.75%, 09/01/47	100	78,419
4.00%, 12/01/46	40	32,933
4.15%, 06/01/49	75	62,553
4.20%, 09/01/48	90	75,697
4.30%, 12/01/42	50	44,180
4.30%, 09/01/45	50	43,310
5.45%, 03/01/54	75	76,278
6.59%, 10/15/37	50	56,830
Essential Utilities Inc.
3.35%, 04/15/50	75	52,528
4.28%, 05/01/49	75	61,949
5.30%, 05/01/52	75	72,152
		744,039
Total Corporate Bonds & Notes — 46.3% (Cost: $315,150,554)		289,669,212
Foreign Government Obligations(g)
Angola — 0.0%
Angolan Government International Bond
9.13%, 11/26/49(f)	200	163,215
9.38%, 05/08/48(f)	200	167,039
		330,254
Argentina — 0.7%
Argentina Bonar Bond
3.50%, 07/09/41(e)	59	32,876
4.13%, 07/09/35(e)	1,385	872,015
5.00%, 01/09/38(e)	315	208,253
Argentine Republic Government International Bond
3.50%, 07/09/41(b)(e)	1,119	664,326
4.13%, 07/09/35(e)	2,250	1,423,827
5.00%, 01/09/38(b)(e)	1,200	807,166
5.00%, 07/09/46(b)(e)	228	144,438
Provincia de Buenos Aires/Government Bonds
5.88%, 09/01/37(e)(f)	110	62,626
6.63%, 09/01/37(e)(f)	626	411,202
		4,626,729
Bahrain — 0.1%
Bahrain Government International Bond
6.00%, 09/19/44(f)	200	171,097
7.50%, 02/12/36(f)	200	208,971
		380,068

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil — 0.2%
Brazilian Government International Bond
4.75%, 01/14/50	$600	$438,934
5.00%, 01/27/45(b)	400	314,680
5.63%, 01/07/41	200	179,596
5.63%, 02/21/47	200	169,213
7.13%, 01/20/37	200	212,530
7.13%, 05/13/54	200	198,457
		1,513,410
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(f)	100	95,421
Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52(a)	55	44,974
Chile — 0.2%
Chile Government International Bond
3.10%, 05/07/41	200	150,210
3.10%, 01/22/61(b)	400	254,579
3.50%, 01/25/50	200	147,496
3.50%, 04/15/53	200	145,869
3.86%, 06/21/47	200	158,476
4.00%, 01/31/52	200	159,010
4.34%, 03/07/42	200	176,360
4.95%, 01/05/36	200	196,303
		1,388,303
China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	166,934
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	179,701
		346,635
Colombia — 0.3%
Colombia Government International Bond
3.88%, 02/15/61	200	110,620
4.13%, 02/22/42(b)	400	264,090
5.00%, 06/15/45	600	422,353
5.20%, 05/15/49	200	140,601
5.63%, 02/26/44	200	154,120
6.13%, 01/18/41	200	168,585
7.38%, 09/18/37	150	147,147
8.00%, 11/14/35	200	206,963
8.38%, 11/07/54	200	202,163
8.75%, 11/14/53	200	210,347
		2,026,989
Costa Rica — 0.1%
Costa Rica Government International Bond
7.16%, 03/12/45(f)	200	210,222
7.30%, 11/13/54(f)	200	212,148
		422,370
Dominican Republic — 0.2%
Dominican Republic International Bond
5.30%, 01/21/41(f)	150	132,460
5.88%, 01/30/60(f)	300	268,972
6.40%, 06/05/49(f)	150	147,370
6.50%, 02/15/48(f)	150	148,802
6.85%, 01/27/45(f)	250	256,601
7.45%, 04/30/44(f)	200	218,826
		1,173,031
Security	Par (000)	Value
Ecuador — 0.1%
Ecuador Government International Bond
5.00%, 07/31/40(e)(f)	$350	$175,789
5.50%, 07/31/35(e)(f)	800	442,086
		617,875
Egypt — 0.1%
Egypt Government International Bond
7.50%, 02/16/61(f)	200	144,090
7.90%, 02/21/48(f)	200	152,520
8.50%, 01/31/47(f)	400	321,577
8.70%, 03/01/49(f)	200	162,783
8.88%, 05/29/50(f)	200	165,346
		946,316
El Salvador — 0.1%
El Salvador Government International Bond
7.12%, 01/20/50(f)	200	168,902
7.65%, 06/15/35(f)	225	213,293
		382,195
Ghana — 0.0%
Ghana Government International Bond
1.50%, 01/03/37(a)	100	41,326
6.00%, 07/03/35(e)(f)	239	170,620
		211,946
Guatemala — 0.1%
Guatemala Government Bond
6.13%, 06/01/50(f)	200	183,293
6.60%, 06/13/36(f)	200	202,506
		385,799
Hong Kong — 0.1%
Airport Authority, 3.25%, 01/12/52(a)	200	155,234
Hong Kong Government International Bond, 5.25%, 01/11/53(a)	200	221,953
		377,187
Hungary — 0.1%
Hungary Government International Bond
3.13%, 09/21/51(f)	200	123,635
5.50%, 03/26/36(f)	200	192,418
6.75%, 09/25/52(f)	200	211,016
7.63%, 03/29/41	200	226,819
		753,888
Indonesia — 0.5%
Indonesia Government International Bond
3.05%, 03/12/51	200	136,665
3.20%, 09/23/61	200	131,131
3.50%, 02/14/50	200	150,396
3.70%, 10/30/49	200	155,616
4.20%, 10/15/50	200	169,067
4.35%, 01/11/48	200	175,089
4.63%, 04/15/43(f)	200	185,642
5.10%, 02/10/54	200	192,382
5.13%, 01/15/45(f)	200	195,907
5.25%, 01/17/42(f)	200	199,045
5.25%, 01/08/47(f)	200	197,478
5.95%, 01/08/46(f)	200	213,805
6.63%, 02/17/37(f)	200	225,626
6.75%, 01/15/44(f)	200	233,869
7.75%, 01/17/38(f)	200	247,438
8.50%, 10/12/35(f)	200	254,542

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50(f)	$200	$156,212
		3,219,910
Israel — 0.2%
Israel Government International Bond
3.88%, 07/03/50	200	146,711
4.50%, 01/30/43	200	170,648
5.75%, 03/12/54	400	383,627
State of Israel
3.38%, 01/15/50	200	135,263
3.80%, 05/13/60(f)	600	411,372
		1,247,621
Italy — 0.1%
Republic of Italy Government International Bond
3.88%, 05/06/51	230	164,297
4.00%, 10/17/49	340	256,366
		420,663
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 8.25%, 01/30/37(f)	200	199,368
Jamaica — 0.1%
Jamaica Government International Bond
7.88%, 07/28/45	200	236,313
8.00%, 03/15/39	100	118,356
		354,669
Jordan — 0.0%
Jordan Government International Bond, 7.38%, 10/10/47(f)	200	185,640
Kazakhstan — 0.1%
Kazakhstan Government International Bond
4.88%, 10/14/44(f)	200	187,579
6.50%, 07/21/45(f)	200	222,381
		409,960
Lebanon — 0.0%
Lebanon Government International Bond
7.05%, 11/02/35(f)(h)(i)	100	9,483
7.25%, 03/23/37(f)(h)(i)	50	4,734
		14,217
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(f)	200	185,938
Mexico — 0.6%
Mexico Government International Bond
3.75%, 04/19/71	400	237,942
3.77%, 05/24/61	400	244,961
4.28%, 08/14/41	300	232,746
4.35%, 01/15/47	200	148,732
4.40%, 02/12/52	200	143,738
4.50%, 01/31/50	200	149,729
4.60%, 01/23/46	200	153,137
4.60%, 02/10/48	200	152,169
4.75%, 03/08/44	450	360,327
5.00%, 04/27/51	400	318,955
5.55%, 01/21/45(b)	200	181,300
5.75%, 10/12/2110	250	202,438
6.00%, 05/07/36	400	390,799
6.05%, 01/11/40	350	337,979
6.34%, 05/04/53	200	187,117
Security	Par (000)	Value
Mexico (continued)
6.35%, 02/09/35	$200	$201,894
6.40%, 05/07/54	200	188,705
		3,832,668
Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	139,647
Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	151,984
7.70%, 02/23/38(f)	200	162,101
8.25%, 09/28/51(f)	200	158,271
		472,356
Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(f)	200	204,338
6.75%, 01/17/48(f)	200	209,502
7.00%, 01/25/51(f)	200	216,573
		630,413
Pakistan — 0.0%
Pakistan Government International Bond, 8.88%, 04/08/51(f)	200	156,101
Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60	200	115,180
4.30%, 04/29/53	400	258,119
4.50%, 05/15/47	200	139,538
4.50%, 04/16/50	200	134,791
4.50%, 04/01/56	200	130,763
4.50%, 01/19/63	200	129,370
6.70%, 01/26/36	315	311,502
6.85%, 03/28/54	200	184,558
8.00%, 03/01/38	200	212,056
		1,615,877
Paraguay — 0.1%
Paraguay Government International Bond
5.40%, 03/30/50(f)	200	178,098
6.10%, 08/11/44(f)	200	197,744
		375,842
Peru — 0.2%
Peruvian Government International Bond
2.78%, 12/01/60	260	149,616
3.23%, 07/28/2121	130	74,416
3.30%, 03/11/41	100	75,936
3.55%, 03/10/51(b)	200	143,347
3.60%, 01/15/72	125	82,001
5.63%, 11/18/50	220	216,518
5.88%, 08/08/54	100	100,399
6.55%, 03/14/37	250	270,305
		1,112,538
Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	132,930
2.95%, 05/05/45	200	140,988
3.20%, 07/06/46	200	145,557
3.70%, 03/01/41	400	331,178
3.70%, 02/02/42	200	164,272
3.95%, 01/20/40	300	259,489
4.20%, 03/29/47	200	170,453

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
5.50%, 01/17/48	$400	$409,809
		1,754,676
Poland — 0.1%
Republic of Poland Government International Bond
5.50%, 04/04/53	350	339,471
5.50%, 03/18/54	400	388,713
		728,184
Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	400	354,839
4.63%, 06/02/46(f)	200	185,425
4.82%, 03/14/49(f)	600	565,886
5.10%, 04/23/48(f)	700	689,577
5.75%, 01/20/42(a)	400	429,679
		2,225,406
Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	200	133,108
5.13%, 06/15/48(f)	140	112,082
6.13%, 01/22/44(f)	140	128,865
7.63%, 01/17/53(f)	150	158,461
		532,516
Saudi Arabia — 0.5%
Saudi Government International Bond
3.25%, 11/17/51(f)	200	133,723
3.45%, 02/02/61(f)	200	130,843
3.75%, 01/21/55(f)	400	284,617
4.50%, 10/26/46(f)	600	510,261
4.50%, 04/22/60(f)	200	161,633
4.63%, 10/04/47(f)	400	344,795
5.00%, 04/17/49(f)	600	545,591
5.00%, 01/18/53(f)	400	357,913
5.25%, 01/16/50(f)	400	377,330
5.75%, 01/16/54(f)	400	394,981
		3,241,687
Senegal — 0.0%
Senegal Government International Bond, 6.75%, 03/13/48(f)	200	144,644
South Africa — 0.2%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	145,733
5.65%, 09/27/47	200	157,551
5.75%, 09/30/49	400	315,263
7.30%, 04/20/52	200	189,629
7.95%, 11/19/54(a)	200	202,326
		1,010,502
South Korea — 0.0%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	146,480
Korea International Bond, 3.88%, 09/20/48	200	173,629
		320,109
Supranational — 0.1%
Inter-American Development Bank
3.20%, 08/07/42	100	82,796
3.88%, 10/28/41	110	100,262
4.38%, 01/24/44	50	48,126
Security	Par (000)	Value
Supranational (continued)
International Bank for Reconstruction & Development, 4.75%, 02/15/35(b)	$120	$124,041
		355,225
Turkey — 0.3%
Turkiye Government International Bond
4.88%, 04/16/43	200	145,526
5.75%, 05/11/47(b)	400	311,685
6.00%, 01/14/41	300	255,431
6.50%, 01/03/35	200	192,385
6.63%, 02/17/45(b)	400	351,517
6.75%, 05/30/40(b)	200	187,358
6.88%, 03/17/36	350	344,148
7.25%, 03/05/38(b)	50	51,411
		1,839,461
Ukraine — 0.1%
Ukraine Government International Bond
0.00%, 02/01/35(e)(f)	49	28,615
1.75%, 02/01/35(e)(f)	300	153,703
1.75%, 02/01/36(e)(f)	257	129,905
7.75%, 02/01/36(e)(f)	141	81,668
		393,891
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.70%, 09/02/70(f)	400	233,482
3.00%, 09/15/51(f)	200	135,990
3.13%, 09/30/49(f)	400	279,680
3.88%, 04/16/50(f)	400	320,496
4.13%, 10/11/47(f)	200	168,232
5.50%, 04/30/54(f)	200	204,817
Emirate of Dubai Government International Bond, 5.25%, 01/30/43(f)	200	192,204
Finance Department Government of Sharjah
4.00%, 07/28/50(f)	200	134,030
6.13%, 03/06/36(f)	200	199,714
UAE International Government Bond
3.25%, 10/19/61(f)	200	135,724
4.95%, 07/07/52(f)	200	188,516
		2,192,885
Uruguay — 0.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	130	123,871
Uruguay Government International Bond
4.13%, 11/20/45(b)	55	48,222
4.98%, 04/20/55	305	282,810
5.10%, 06/18/50	440	423,001
7.63%, 03/21/36	150	180,295
		1,058,199
Zambia — 0.0%
Zambia Government International Bond, 0.50%, 12/31/53(f)	200	113,651
Total Foreign Government Obligations — 7.5% (Cost: $48,097,911)		46,507,854
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	150	144,476

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California — 0.5%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50	$50	$60,412
Series S-3, 6.91%, 10/01/50	170	203,775
California State University RB
Class B,2.72%, 11/01/52	200	140,171
5.18%, 11/01/53	100	100,288
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	117,148
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	52,982
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49	100	84,382
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	200	234,921
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	60,243
Regents of the University of California Medical Center Pooled Revenue RB
Class A,3.71%, 05/15/2120	225	153,834
Series N, Class A,3.26%, 05/15/60(b)	65	44,293
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	169,331
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	125	133,027
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	54,671
State of California GO
4.60%, 04/01/38	100	97,431
5.20%, 03/01/43	205	206,581
State of California GO BAB
7.30%, 10/01/39	400	470,637
7.55%, 04/01/39	250	305,387
7.60%, 11/01/40	245	304,920
University of California RB
Series AQ, 4.77%, 12/31/99	150	134,790
Series BG, 3.07%, 05/15/51	200	141,182
		3,270,406
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	21,517
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	50	46,589
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	50	46,440
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	90	101,292
Project M, Series 2010-A, 6.66%, 04/01/57	46	51,924
		153,216
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, 4.57%, 01/01/54(b)	250	234,070
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series B, 6.90%, 12/01/40	238	267,858
Security	Par (000)	Value
Illinois (continued)
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	$55	$57,398
State of Illinois GO BAB, 6.63%, 02/01/35	169	178,983
		738,309
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.20%, 12/01/39	210	214,807
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D,3.05%, 07/01/40	50	38,744
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	200	205,549
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	25,709
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	52,454
		283,712
Michigan — 0.1%
Michigan State University RB, 4.17%, 08/15/2122	100	79,092
University of Michigan RB
3.50%, 04/01/52	200	160,073
Series B, 2.44%, 04/01/40	200	149,616
		388,781
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50	100	75,717
New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	180,577
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	200	222,790
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	200	233,833
		637,200
New York — 0.4%
City of New York GO BAB, Series C-1, 5.52%, 10/01/37	300	309,002
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	50	51,332
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	130	157,035
Metropolitan Transportation Authority RB BAB, Series E, 6.81%, 11/15/40	200	222,911
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(b)	250	250,958
6.01%, 06/15/42(b)	200	214,130
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	51,289
5.57%, 11/01/38	50	51,571
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	103,142
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(b)	300	203,592
5.07%, 07/15/53	30	29,836

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Series 168, 4.93%, 10/01/51	$80	$78,342
Series 174, 4.46%, 10/01/62	350	313,900
Series 181, 4.96%, 08/01/46(b)	50	49,631
Series 225, 3.18%, 07/15/60	70	47,124
		2,133,795
Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	50	66,188
American Municipal Power Inc. RB BAB, 6.45%, 02/15/44(b)	200	219,176
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	69,300
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	96,795
		451,459
Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	82,616
4.71%, 05/01/52	175	166,965
		249,581
Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	150	140,609
Pennsylvania State University (The) RB, 2.79%, 09/01/43	75	58,228
		198,837
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	43,792
Texas — 0.3%
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	150	149,370
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	52,463
Dallas Area Rapid Transit RB, 2.61%, 12/01/48	100	70,153
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44(b)	100	107,363
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	30,708
Dallas Fort Worth International Airport RB
4.51%, 11/01/51	200	184,267
Series C, Class C,2.92%, 11/01/50	100	73,119
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (PSF)	40	40,064
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	150	111,287
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	70	81,200
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47	100	84,470
State of Texas GO BAB
5.52%, 04/01/39	250	258,913
Series A, 4.68%, 04/01/40	100	96,269
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	190	193,552
5.17%, 04/01/41	200	205,523
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	84,007
Security	Par (000)	Value
Texas (continued)
Texas Transportation Commission GO, 2.47%, 10/01/44	$50	$35,978
		1,858,706
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50	270	166,219
Series C, 4.18%, 09/01/2117	45	36,438
		202,657
Total Municipal Debt Obligations — 1.8% (Cost: $12,422,320)		11,198,741
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34	500	430,428
Federal National Mortgage Association-ACES, Series 2019-M4, Class A2, 3.61%, 02/25/31	273	258,759
		689,187
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 5.50%, 07/15/36	290	317,983
Tennessee Valley Authority
3.50%, 12/15/42	50	42,417
4.65%, 06/15/35	75	76,098
5.25%, 09/15/39	65	69,146
5.38%, 04/01/56	500	533,647
5.88%, 04/01/36	200	224,698
		1,263,989
U.S. Government Obligations — 42.3%
U.S. Treasury Note/Bond
1.13%, 05/15/40	7,330	4,653,405
1.13%, 08/15/40	5,300	3,334,859
1.25%, 05/15/50	3,600	1,841,063
1.38%, 11/15/40	8,250	5,384,414
1.38%, 08/15/50	3,890	2,048,328
1.63%, 11/15/50	5,870	3,303,709
1.75%, 08/15/41	7,650	5,229,492
1.88%, 02/15/41	9,110	6,429,667
1.88%, 02/15/51	6,100	3,663,813
1.88%, 11/15/51	8,100	4,827,094
2.00%, 11/15/41	5,300	3,752,234
2.00%, 02/15/50	5,050	3,145,992
2.00%, 08/15/51	8,400	5,185,687
2.25%, 05/15/41	6,980	5,215,369
2.25%, 08/15/46	1,922	1,317,471
2.25%, 08/15/49	4,700	3,114,484
2.25%, 02/15/52	6,150	4,023,445
2.38%, 02/15/42	5,390	4,040,816
2.38%, 11/15/49	3,960	2,694,656
2.38%, 05/15/51	6,850	4,629,102
2.50%, 02/15/45	2,130	1,561,889
2.50%, 02/15/46	895	648,455
2.50%, 05/15/46	1,750	1,263,828
2.75%, 08/15/42	1,450	1,145,727
2.75%, 11/15/42	4,355	3,426,841
2.75%, 08/15/47	1,700	1,269,688
2.75%, 11/15/47	4,800	3,577,500
2.88%, 05/15/43	3,150	2,512,125
2.88%, 08/15/45	500	390,000

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.88%, 11/15/46	$850	$654,367
2.88%, 05/15/49	5,300	4,009,781
2.88%, 05/15/52	6,500	4,888,203
3.00%, 05/15/42	1,000	824,375
3.00%, 11/15/44	300	240,234
3.00%, 05/15/45	300	239,391
3.00%, 11/15/45	500	397,344
3.00%, 02/15/47	1,300	1,020,297
3.00%, 05/15/47	6,300	4,933,687
3.00%, 02/15/48	6,100	4,754,187
3.00%, 08/15/48	4,840	3,762,344
3.00%, 02/15/49	4,600	3,567,156
3.00%, 08/15/52	7,650	5,903,648
3.13%, 11/15/41	600	508,219
3.13%, 02/15/42	2,600	2,192,531
3.13%, 02/15/43	5,000	4,157,813
3.13%, 08/15/44	1,650	1,351,195
3.13%, 05/15/48	7,035	5,601,619
3.25%, 05/15/42	3,690	3,157,833
3.38%, 08/15/42	4,840	4,207,019
3.38%, 05/15/44	1,450	1,237,711
3.38%, 11/15/48	5,710	4,746,438
3.50%, 02/15/39	1,060	972,219
3.63%, 08/15/43	1,450	1,292,313
3.63%, 02/15/44	2,600	2,307,500
3.63%, 02/15/53	7,700	6,723,062
3.63%, 05/15/53	6,100	5,329,875
3.75%, 11/15/43	2,300	2,083,297
3.88%, 08/15/40	650	614,656
3.88%, 02/15/43	5,900	5,475,937
3.88%, 05/15/43	4,730	4,385,597
4.00%, 11/15/42	4,900	4,638,156
4.00%, 11/15/52	6,650	6,196,969
4.13%, 08/15/44	1,800	1,717,031
4.13%, 08/15/53	7,450	7,117,078
4.25%, 05/15/39	1,500	1,489,922
4.25%, 02/15/54	9,300	9,100,922
4.25%, 08/15/54	4,750	4,655,742
4.38%, 11/15/39	1,630	1,637,131
4.38%, 05/15/40	1,095	1,098,764
4.38%, 08/15/43	5,880	5,827,631
4.50%, 08/15/39	1,300	1,324,375
4.50%, 02/15/44	5,780	5,807,094
4.50%, 11/15/54	1,700	1,738,781
4.63%, 02/15/40	2,250	2,320,313
4.63%, 05/15/44	4,550	4,644,555
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 05/15/54	$8,200	$8,539,531
4.75%, 02/15/41	270	282,277
4.75%, 11/15/43	5,600	5,819,625
4.75%, 11/15/53	5,265	5,576,787
		264,703,685
Total U.S. Government & Agency Obligations — 42.6% (Cost: $311,214,042)		266,656,861
Total Long-Term Investments — 98.2% (Cost: $686,884,827)		614,032,668
	Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(j)(k)(l)	7,210,000	7,210,000
Total Short-Term Securities — 1.1% (Cost: $7,210,000)		7,210,000
Total Investments — 99.3% (Cost: $694,094,827)		621,242,668
Other Assets Less Liabilities — 0.7%		4,184,238
Net Assets — 100.0%		$625,426,906

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core 10+ Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,803,999	$—	$(3,593,999)(a)	$—	$—	$7,210,000	7,210,000	$151,965 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$289,669,212	$—	$289,669,212
Foreign Government Obligations	—	46,507,854	—	46,507,854
Municipal Debt Obligations	—	11,198,741	—	11,198,741
U.S. Government & Agency Obligations	—	266,656,861	—	266,656,861
Short-Term Securities
Money Market Funds	7,210,000	—	—	7,210,000
	$7,210,000	$614,032,668	$—	$621,242,668

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate